UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
  ABSOLUTE RETURN FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

Performance Summary
11/1/07 – 10/31/08

Fund and Benchmarks	Performance
Common Class[1]	(13.91)%
Class A1,2	(14.13)%
Class C1,2	(14.71)%
LIBOR + 350 bps[3]	6.74%
Merrill Lynch US Treasury Notes & Bonds 0-1 Year Index[4]	3.70%

Performance shown for the Fund's Class A and Class C shares do not reflect sales charges, which are a maximum of 4.00% and 1.00%, respectively.2

Market Review: The recession may already be priced in

The 12-month period ended October 31, 2008, was a volatile one overall. World equity markets, as represented by the MSCI World Index, tumbled 41.5%, while U.S. equities, represented by the S&P 500, lost 36.1% in total return, as measured in U.S. Dollars.

World markets have been caught between two opposing forces. On the offense have been the painful forces of deleveraging, bank runs, spending cuts, and the liquidity squeeze. On the defense, governments, legislators, and central banks are taking measures to try to prevent a collapse of markets and economies. So far, the markets have been pushed down and major economies are in recession. The weakened banking and housing sectors, the credit crunch, rising unemployment rates and weak G7 growth data indicate there is more weakness to come, but as we believe that, because of the visibility of these indicators, much of it may have already been accounted for by the markets.

Strategic Review and Outlook: We will maintain a cautious stance going forward

For the year ended October 31, 2008, the Fund's Common class shares underperformed its benchmark (3-month LIBOR+350 bps). However, we are in a downturn of the economic cycle and the strategy of the Fund is to meet its benchmark over a three-five year economic cycle. However, over the reporting period, the Fund's exposure to equities was tactically reduced from 45% to 12%. This significant reduction in our equity exposure reduced the negative impact of the poor equity market performance. Overall, as the S&P 500 lost 36.1% for the year, the Fund outperformed the broad market. Additionally, the Fund has

1

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

benefited from being largely exposed to U.S. equities as opposed to international markets. The S&P 500 has performed better than most developed markets and emerging markets in USD terms. Further, within our bonds quota, we have been holding mostly sovereign bonds. This has added positively to performance as we have seen spreads in the corporate market widen.

Although government bonds do not offer much yield at present, they remain the most favored asset class among investors. Moreover, lower economic growth rates and falling inflation rates offer a supportive environment for bonds. The Fund increased its bond holdings over the year from 50% to 83%.

As investors shy away from 'risky' investments, we see increasing demand for the short end of the government yield curve. We believe that only the highest quality bonds will continue to be 'king.' The widening credit spread remains a negative factor for corporate, high yield and emerging market bonds. We remain cautious, investing in government bonds and keeping a short duration position.

Within our equity position, we hold both U.S. and Canadian equities. The United States has become a defensive market due to quick Federal Reserve and Congressional policy response to worsening economic conditions. Further, our quantitative models and good earnings momentum support our positive stance on Canada, which has a relatively higher growth expectation for 2009. In fact, we expect GDP Canadian growth for 2009 to be +0.6%.

Additionally we sold entirely out of our emerging market equity exposure — which was at 18% on November 1, 2007. Emerging markets are facing a headwind of weakening activity indicators and negative momentum in growth expectations. And, as the consensus has only recently started trimming growth forecasts in emerging market economies, downward revisions are likely to continue in the coming months.

We do not hold European equities, as we believe that there is increasing macroeconomic risk in this region. The economic deceleration is picking up, and we believe this is unlikely to be offset by government intervention in support of banks. Additionally, central bank rates are still relatively high.

We are positive on the U.S. Dollar. As expected, fears of a global recession have grown, and we believe that investors are still in a deleveraging mode. Even though volatility has slightly normalized on the back of coordinated central bank/government interventions of late, risk aversion remains high, as suggested by poor equity market performance. This should benefit currencies, such as the U.S. Dollar, that have been oversold (undervalued) in the past. In addition, declining commodity prices should help support the strength of the Dollar.

2

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Due to the lack of transparency and the inability to predict short-term market movements, we prefer to maintain our cautious stance. On the other hand, we look to benefit from visible weakness and selective buying opportunities.

Additionally, in our opinion, negative momentum still exists in both macroeconomic indicators and corporate profit growth rates. Government rescue plans, which have now been established in various countries, might help improve the sentiment in the short term. Over the medium term, however, we feel that the current crisis is not over yet. In the longer term, we expect that the financial imbalances will worsen due to the magnitude of the governmental rescue plans and central bank liquidity policies.

The Credit Suisse Multi-Asset Class Solutions Team

Alison Kawol
Yogi Thambiah

There is no guarantee that the Fund's absolute return will be achieved, and there may be negative returns at any given time. In addition, investments in the Fund are subject to a number of risks, including, but not limited to, asset class risk, issuer risk, credit risk, derivatives risk and foreign securities risk.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

On November 19, 2008, the Fund's Board approved, subject to shareholder approval, a plan of Liquidation, Dissolution and Termination whereby all the Fund's assets would be liquidated and the Fund would subsequently be dissolved.

At the shareholder meeting held on December 22, 2008, the plan of Liquidation, Dissolution and Termination was approved by shareholders.

3

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Absolute Return Fund1 Common Class shares,
Class A shares2, Class C shares2, and the Merrill Lynch
US Treasury Notes & Bonds 0-1 year Index4 from Inception (12/29/06).

Average Annual Returns as of September 30, 20081

	1 Year	Since Inception
Common Class	(6.36)%	(0.69)%
Class A Without Sales Charge	(6.60)%	(0.94)%
Class A With Maximum Sales Charge	(10.34)%	(3.23)%
Class C Without CDSC	(7.27)%	(1.67)%
Class C With CDSC	(8.16)%	(1.67)%

Average Annual Returns as of October 31, 20081

	1 Year	Since Inception
Common Class	(13.91)%	(3.35)%
Class A Without Sales Charge	(14.13)%	(3.58)%
Class A With Maximum Sales Charge	(17.54)%	(5.71)%
Class C Without CDSC	(14.71)%	(4.27)%
Class C With CDSC	(15.53)%	(4.27)%

4

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 3.12% for Common Class shares, 3.37% for Class A shares, and 4.08% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.00% for Common Class shares, 1.25% for Class A shares, and 2.00% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.00%), was -17.54%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -15.53%.

3  Over a three to five-year economic cycle, the Fund aims to achieve an aggregate positive absolute return of 3-month LIBOR + 350 basis points, gross of fees. The Fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three to five-year aggregate return the Fund seeks.

4  The Merrill Lynch US Treasury Notes & Bonds 0-1 Year Index tracks the performance of all outstanding US Treasury Notes and Bonds having less than one year remaining term to maturity and a minimum amount outstanding of $1 billion. The Index is rebalanced daily to take account of issues that are maturing and new additions. Bonds are "purchased" into the Index basket on the day they fall below one year to maturity and are removed on the day they mature. Additional sub-indices are available that segment the Index into quarterly maturity ranges. Investors cannot invest directly in an index.

5

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$881.00	$880.10	$876.90
Expenses Paid per $1,000*	$4.73	$5.91	$9.44
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,020.11	$1,018.85	$1,015.08
Expenses Paid per $1,000*	$5.08	$6.34	$10.13
	Common Class	Class A	Class C
Annualized Expense Ratios*	1.00%	1.25%	2.00%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

7

Credit Suisse Absolute Return Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Sector Breakdown*
United States Agency Obligations	16.9%
United States Treasury Obligations	46.9%
Commingled Funds	31.7%
Short-Term Investments	4.5%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time

8

Credit Suisse Absolute Return Fund

Schedule of Investments

October 31, 2008

	Number of Shares	Value
COMMON STOCKS (31.4%)
Commingled Funds (31.4%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN*	7,050	$285,174
iShares Lehman 7-10 Year Treasury Bond Fund§	12,410	1,090,715
iShares MSCI Canada Index Fund	15,280	293,070
iShares MSCI Switzerland Index Fund	8,500	156,145
iShares S&P 500 Index Fund	4,500	438,255
TOTAL COMMON STOCKS (Cost $2,742,124)		2,263,359

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES AGENCY OBLIGATIONS (16.8%)
$400	Fannie Mae Discount Notes	(AAA, Aaa)	12/15/08	2.636	398,729
400	Freddie Mac Agency Obligations Notes	(AAA, Aaa)	12/29/08	2.606	398,344
400	Freddie Mac Agency Obligations Notes	(AAA, Aaa)	01/18/11	4.750	414,515
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,202,690)					1,211,588
UNITED STATES TREASURY OBLIGATIONS (46.6%)
840	United States Treasury Notes	(AAA, Aaa)	06/30/11	5.125	914,813
500	United States Treasury Notes	(AAA, Aaa)	04/30/12	4.500	541,563
500	United States Treasury Notes	(AAA, Aaa)	06/30/13	3.375	515,117
400	United States Treasury Notes	(AAA, Aaa)	08/15/13	4.250	428,344
500	United States Treasury Notes	(AAA, Aaa)	11/15/13	4.250	536,133
400	United States Treasury Notes	(AAA, Aaa)	02/15/15	4.000	418,125
					3,354,095
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,290,002)					4,565,683
				Number of Shares
SHORT-TERM INVESTMENTS (16.4%)
State Street Navigator Prime Portfolio§§				852,625	852,625
Par (000)
$324	State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08				324,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,625)					1,176,625
TOTAL INVESTMENTS AT VALUE (111.2%) (Cost $8,411,441)					8,005,667
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.2%)					(805,858)
NET ASSETS (100.0%)					$7,199,809

INVESTMENT ABBREVIATION

ETN = Exchange Traded Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services, Inc. ("Moody's") are unaudited.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Absolute Return Fund
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $852,625 (Cost $8,411,441) (Note 2)	$8,005,667[1]
Cash	361
Interest receivable	42,502
Receivable from investment adviser (Note 3)	9,391
Receivable for fund shares sold	250
Prepaid expenses and other assets	46,932
Total Assets	8,105,103
Liabilities
Administrative services fee payable (Note 3)	1,660
Distribution fee payable (Note 3)	887
Payable upon return of securities loaned (Note 2)	852,625
Trustees' fee payable	5,415
Payable for fund shares redeemed	4,521
Other accrued expenses payable	40,186
Total Liabilities	905,294
Net Assets
Capital stock, $.001 par value (Note 6)	811
Paid-in capital (Note 6)	7,942,570
Undistributed net investment income	114,217
Accumulated net realized loss on investments	(452,015)
Net unrealized depreciation from investments	(405,774)
Net Assets	$7,199,809
Common Shares
Net assets	$4,488,350
Shares outstanding	505,239
Net asset value, offering price and redemption price per share	$8.88
A Shares
Net assets	$2,218,024
Shares outstanding	249,712
Net asset value and redemption price per share	$8.88
Maximum offering price, per share (net asset value/(1-4.00%))	$9.25
C Shares
Net assets	$493,435
Shares outstanding	55,896
Net asset value and offering price per share	$8.83

1  Including $834,955 of securities on loan.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Absolute Return Fund
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Interest	$122,121
Dividends	109,291
Securities lending	23,869
Total investment income	255,281
Expenses
Investment advisory fees (Note 3)	57,678
Administrative services fees (Note 3)	11,051
Distribution fees (Note 3)
Class A	5,572
Class C	4,572
Registration fees	38,166
Printing fees (Note 3)	35,477
Offering costs (Note 3)	27,510
Audit and tax fees	24,137
Legal fees	20,645
Trustees' fees	12,385
Transfer agent fees	7,944
Custodian fees	4,246
Insurance expense	229
Interest expense (Note 4)	55
Commitment fees (Note 4)	31
Total expenses	249,698
Less: fees waived and expenses reimbursed (Note 3)	(162,650)
Net expenses	87,048
Net investment income	168,233
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(427,122)
Net change in unrealized (depreciation) from investments	(886,378)
Net realized and unrealized loss from investments	(1,313,500)
Net decrease in net assets resulting from operations	$(1,145,267)

See Accompanying Notes to Financial Statements.
11

Credit Suisse Absolute Return Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
From Operations
Net investment income	$168,233	$163,712
Net realized gain (loss) from investments	(427,122)	32,289
Net change in unrealized appreciation (depreciation) from investments	(886,378)	480,604
Net increase (decrease) in net assets resulting from operations	(1,145,267)	676,605
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(251,406)	—
Class A shares	(81,581)	—
Class C shares	(16,603)	—
Distributions from net realized gains
Common Class shares	(40,951)	—
Class A shares	(14,197)	—
Class C shares	(2,043)	—
Net decrease in net assets resulting from dividends and distributions	(406,781)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,455,889	1,347,944
Reinvestment of dividends and distributions	110,617	—
Net asset value of shares redeemed	(788,449)	(5,050,749)
Net increase (decrease) in net assets from capital share transactions	1,778,057	(3,702,805)
Net increase (decrease) in net assets	226,009	(3,026,200)
Net Assets
Beginning of period	6,973,800	10,000,000[2]
End of period	$7,199,809	$6,973,800
Undistributed net investment income	$114,217	$295,583

1  For the period December 29, 2006 (commencement of operations) through October 31, 2007.

2  The Fund was seeded on December 29, 2006.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Absolute Return Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
Per share data
Net asset value, beginning of period	$10.91	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.23	0.19
Net gain (loss) on investments (both realized and unrealized)	(1.68)	0.72
Total from investment operations	(1.45)	0.91
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.50)	—
Distributions from net realized gains	(0.08)	—
Total dividends and distributions	(0.58)	—
Net asset value, end of period	$8.88	$10.91
Total return[3]	(13.91)%	9.10%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,488	$5,511
Ratio of expenses to average net assets	1.00%	1.00%[4]
Ratio of net investment income to average net assets	2.35%	2.21%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.12%	3.29%[4]
Portfolio turnover rate	72%	206%

1  For the period December 29, 2006 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Absolute Return Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
Per share data
Net asset value, beginning of period	$10.89	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.20	0.17
Net gain (loss) on investments (both realized and unrealized)	(1.68)	0.72
Total from investment operations	(1.48)	0.89
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.45)	—
Distributions from net realized gains	(0.08)	—
Total dividends and distributions	(0.53)	—
Net asset value, end of period	$8.88	$10.89
Total return[3]	(14.13)%	8.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,218	$1,345
Ratio of expenses to average net assets	1.25%	1.25%[4]
Ratio of net investment income to average net assets	2.00%	1.90%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.12%	3.33%[4]
Portfolio turnover rate	72%	206%

1  For the period December 29, 2006 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Absolute Return Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
Per share data
Net asset value, beginning of period	$10.82	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.13	0.10
Net gain (loss) on investments (both realized and unrealized)	(1.67)	0.72
Total from investment operations	(1.54)	0.82
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	—
Distributions from net realized gains	(0.08)	—
Total dividends and distributions	(0.45)	—
Net asset value, end of period	$8.83	$10.82
Total return[3]	(14.71)%	8.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$493	$118
Ratio of expenses to average net assets	2.00%	2.00%[4]
Ratio of net investment income to average net assets	1.30%	1.15%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.08%	3.37%[4]
Portfolio turnover rate	72%	206%

1  For the period December 29, 2006 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Absolute Return Fund
Notes to Financial Statements
October 31, 2008

Note 1. Organization

The Credit Suisse Capital Fund (the "Trust") covered in this report is the Absolute Return Fund (the "Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. The Fund is a diversified, open-end management investment company that seeks to achieve a positive absolute return over a three to five year economic cycle.

The Fund is authorized to offer three classes of shares: Common Class shares, Class A shares, and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an

16

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

17

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $62,920, of which $33,103 was rebated to borrowers (brokers). The Fund retained $23,869 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,948. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the year ended

18

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

October 31, 2008, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$57,678	$(57,678)	$—	$(104,972)

Credit Suisse will not recapture from the Fund any fees they waived or expenses reimbursed for the fiscal year ended October 31, 2008. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were $6,921.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $4,130.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Class A shares of the Fund, the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares of the Fund do not bear distribution fees.

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Fund that they retained $952 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $26,275 for its services to the Fund.

The Fund has reimbursed Credit Suisse for offering costs that have been paid by Credit Suisse. Offering costs, including initial registration costs, were

19

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

deferred and were charged to expenses during the Fund's first year of operation. For the year ended October 31, 2008, $27,510 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, the fund had no borrowing under the Credit Facility. During the year ended October 31, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
197,000	3.343%	$201,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $8,761,129 and $4,197,736, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share, of which an unlimited number are classified as Common class shares, Class A shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007[1,2]
	Shares	Value	Shares	Value
Shares sold	61	$600	991,922	$9, 919,740
Shares issued in reinvestment of dividends and distributions	111	1,127	—	—
Shares redeemed	—	—	(486,855)	(5,000,000)
Net increase	172	$1,727	505,067	$4,919,740

20

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007[1,3]
	Shares	Value	Shares	Value
Shares sold	189,246	$1,902,289	128,409	$1,318,204
Shares issued in reinvestment of dividends and distributions	9,197	93,111	—	—
Shares redeemed	(72,243)	(682,490)	(4,897)	(50,749)
Net increase	126,200	$1,312,910	123,512	$1,267,455
	Class C
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007[1,3]
	Shares	Value	Shares	Value
Shares sold	54,553	$553,000	10,917	$110,000
Shares issued in reinvestment of dividends and distributions	1,622	16,379	—	—
Shares redeemed	(11,197)	(105,959)	—	—
Net increase	44,978	$463,420	10,917	$110,000

1  For the period December 29, 2006 (commencement of operations) through October 31, 2007.

2  The Class was seeded on December 29, 2006 with initial capital of $9,900,000 and 990,000 shares.

3  The Classes were seeded on December 29, 2006 with initial capital of $50,000 and 5,000 shares.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	99%
Class A	2	82%
Class C	4	38%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

21

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain
2008	2007	2008	2007
$406,765	$—	$16	$—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales. At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$114,217
Accumulated realized loss	(433,903)
Unrealized depreciation	(423,886)
$(743,572)

At October 31, 2008, the Fund had capital loss carryforwards of $433,903 available to offset possible future capital gains. These carryforwards expire on October 31, 2016.

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $8,429,553, $114,146, $(538,032) and $(423,886), respectively.

At October 31, 2008, the Fund reclassified $9 from undistributed net investment income to accumulated loss, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatments on dividend redesignations. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

22

Credit Suisse Absolute Return Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Note 10. Liquidation

On December 22, 2008, the Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 29, 2008.

23

Credit Suisse Absolute Return Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Absolute Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Absolute Return Fund (the "Fund") at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As stated in note 10, on December 22, 2008, the Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 29, 2008.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

24

Credit Suisse Absolute Return Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of
Epoch Holding Corporation
(an investment management and investment advisory services company);
Director of The
Adams Express Company
(a closed-end investment company); Director of Petroleum and
Resources Corporation
					(a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

25

Credit Suisse Absolute Return Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A.Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company);
Director of Presstek, Inc.
					(digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

26

Credit Suisse Absolute Return Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer, Vice President and Secretary	Since Fund Inception	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

27

Credit Suisse Absolute Return Fund
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Fund designates approximately $406,765, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended December 31, 2008, the Fund declared $16 in dividends that were designated as long-term capital gains dividends.

28

Credit Suisse Absolute Return Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

29

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  AR-AR-1008

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
  LARGE CAP VALUE FUND

■  CREDIT SUISSE
  SMALL CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	(36.29)%
Advisor Class[1]	(36.45)%
Class A1, 2	(36.46)%
Class B1, 2	(36.93)%
Class C1, 2	(36.91)%
Russell 1000® Value Index[3]	(36.80)%

Performance shown for the Fund's Class A, Class B and Class C Shares do not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period for all equities

The year ended October 31, 2008, was characterized by volatility and dramatic losses in the equity markets. The benchmark Russell Value, plummeted 36.80% while the S&P 500 fell by 36.10%. Additionally, the Chicago Board of Exchange Volatility Index, a measure of market volatility, hit a high of 80 in October 2008 — just below the highs reached during the market crashes of 1929 and 1987.

The current global economic crisis was caused by a multitude of factors including a lack of liquidity, a bleak outlook for future growth, and recessionary attitudes and signals.

All 10 sectors within the large cap S&P 500 produced negative returns during the reporting period. The financial services and materials sectors suffered the greatest losses of -53.76% and -42.47% respectively, with the consumer staples and health care sectors declining the least, at -13.98% and -25.41%, respectively. These losses were primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and healthcare are usually considered defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate several times, dropping it from 4.50% to 1.00% by October 29, 2008. Throughout the year, the discount rate was also cut in conjunction with the Federal Funds rate, and is now at 1.25%.

The U.S. housing sector has continued to weaken in 2008, as evidenced by the S&P/Case Shiller U.S. Home Price Index which measures home prices in 20 U.S. metropolitan areas. In August, the index was down 16.6% from a year earlier.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Additionally, as of October 28, 2008, the Conference Board Consumer Confidence Index had fallen to an all-time low. The Index is now at 38.0, down from 61.4 in September (in 1985, it was 100). The Consumer Confidence Survey is based on a representative sample of 5,000 U.S. households.

The labor market also continued to weaken in 2008. Non-farm payrolls fell by 284,000 jobs in September and 240,000 jobs in October. The household unemployment rate now stands at 6.5%.

Finally, in addition to domestic bailout plans designed to help institutions such as global insurer AIG and mortgage lenders Fannie Mae and Freddie Mac, the Federal Reserve and Treasury have acted in concert with the financial regulatory agencies of other governments in an attempt to ease the worldwide economic crisis. On October 8, for example, the Federal Reserve led a coordinated, global round of emergency interest rate cuts.

Strategic Review and Outlook: Liquidity needs to be restored going forward

For the annual period ending October 31, 2008, the Fund's Common class shares outperformed the benchmark by 0.51% (net of fees). The main positive contributors to performance included industry and smart security selection within financials and consumer staples, and security selection in the consumer discretionary sector. The largest detractors to performance came from industry and stock selection in healthcare, energy and utilities. Growth was the only factor that detracted from performance relative to the benchmark — a fact that can be explained by the market's bleak growth prospects and the overvaluing of stocks. We think that value stocks are at or near bottom, growth stocks are following closely behind, and that this bottoming out of growth has led to underperformance.

Relative to the benchmark, the Fund was overweight in consumer staples by 5.49%, consumer discretionary by 5.26%, and information technology by 3.69%. Conversely, the portfolio was underweight in energy by 4.77% and in telecomm services by 3.15%.

In our opinion, despite the fact that the end of October appeared to demonstrate some signs of recovery, there will continue to be months of volatility. At the end of the month, the market showed improvements in liquidity, with rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, it is not clear that this additional liquidity in the markets and between banks will truly benefit consumers. For example, banks have begun to tighten their credit standards to such an extent that the average consumer may find it more difficult to borrow money. Therefore, in this economic crisis where faith in the markets is key, we believe, like Chairman of the Federal

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Reserve Board Ben Bernanke, who made this point in October, that in order for the market to recover, confidence and liquidity need to be restored.

Additionally, we have observed an increase in technical movements — caused by large hedge funds reducing leverage — not related to the fundamentals that most quantitative models are based upon. We believe that these volatile intraday swings will need to be monitored closely, but as our investment model is designed with long-term goals in mind, a drastic change in our investment model will not be made. That being said, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Common Class shares, and the Russell 1000® Value Index3 from Inception (8/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Advisor Class shares and the Russell 1000® Value Index3,6 from Inception (6/6/03).

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Class A shares2 and Class B shares2, and the Russell 1000® Value Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Class C shares2 and
the Russell 1000® Value Index3,5 from Inception (2/28/00).

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class	(23.22)%	5.80%	—	3.29%
Advisor Class	(23.50)%	5.36%	—	5.12%
Class A Without Sales Charge	(23.38)%	5.60%	4.71%	—
Class A With Maximum Sales Charge	(27.80)%	4.36%	4.10%	—
Class B Without CDSC	(24.00)%	4.80%	3.94%	—
Class B With CDSC	(26.48)%	4.80%	3.94%	—
Class C Without CDSC	(24.00)%	4.80%	—	2.99%
Class C With CDSC	(24.62)%	4.80%	—	2.99%

Average Annual Returns as of October 31, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class	(36.29)%	1.24%	—	1.03%
Advisor Class	(36.45)%	0.78%	—	1.62%
Class A Without Sales Charge	(36.46)%	0.99%	2.10%	—
Class A With Maximum Sales Charge	(40.12)%	(0.20)%	1.49%	—
Class B Without CDSC	(36.93)%	0.23%	1.35%	—
Class B With CDSC	(38.98)%	0.23%	1.35%	—
Class C Without CDSC	(36.91)%	0.24%	—	0.85%
Class C With CDSC	(37.42)%	0.24%	—	0.85%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.90% for Common Class shares, 1.41% for Advisor Class shares, 1.16% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -40.12%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was -38.98%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -37.42%.

3  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning June 6, 2003. For that reason, performance of the benchmark is shown from July 1, 2003.

5  Performance for the benchmark is not available for the period beginning February 28, 2000. For that reason, performance of the benchmark is shown from March 1, 2000.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$718.50	$717.70	$717.90	$715.20	$715.60
Expenses Paid per $1,000*	$3.54	$5.74	$4.62	$7.85	$7.85
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,021.01	$1,018.45	$1,019.76	$1,015.99	$1,015.99
Expenses Paid per $1,000*	$4.17	$6.75	$5.43	$9.22	$9.22
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.82%	1.33%	1.07%	1.82%	1.82%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	(34.47)%
Class A1,2	(34.44)%
Class B1,2	(34.96)%
Class C1,2	(34.95)%
Standard & Poor's SmallCap 600® Index[3]	(32.44)%

Performance shown for the Fund's Class A, Class B and Class C Shares do not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period for all equities

The 12-month period ending October 31, 2008, was a very tumultuous one characterized by dramatic losses in the equity markets. The benchmark S&P 600 plummeted 32.44%, while the S&P 500 fell by 36.10%. Additionally, the Chicago Board Options Exchange Volatility Index, a measure of market volatility, hit a high of 80 in October, just below the highs reached during the crashes of 1929 and 1987.

The current global economic crisis was caused by a multitude of factors, including a lack of liquidity, a bleak outlook for future growth, and recessionary attitudes and signals.

All 10 sectors within the large-cap S&P 500 produced negative returns, with the consumer staples and health care sectors declining the least at -13.98% and -25.41%, respectively. The financials and materials sectors suffered the greatest losses of -53.76% and -42.47% respectively, primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and healthcare are usually considered defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate multiple times, dropping it from 4.50% to 1.00%, by October 29, 2008. Throughout the year, the discount rate was also cut in conjunction with the Fed Funds rate and is now at 1.25%.

The U.S. housing sector continued to weaken in 2008, as evidenced by the S&P/Case Shiller U.S. Home Price Index (which measures home prices in 20 U.S. metropolitan areas). In August, the Index was down 16.6% from a year earlier.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Additionally, as reported on October 28, 2008, the Conference Board Consumer Confidence Index fell to an all-time low of 38.0, down from 61.4 in September. The Consumer Confidence Survey is based on a representative sample of 5,000 U.S. households.

The labor market also continued to weaken in 2008. Non-farm payrolls fell by 284,000 jobs September and 240,000 in October. The household unemployment rate now stands at 6.5%.

In addition to domestic bailout plans created to help institutions such as global insurer AIG, and mortgage lenders Fannie Mae and Freddie Mac, the Fed and Treasury have acted in concert with the financial agencies of other governments in an attempt to ease the worldwide economic crisis. On October 8, for example, the Fed led a coordinated, global round of emergency rate cuts.

Strategic Review and Outlook: Liquidity needs to be restored going forward

For the annual period ending October 31, 2008, the Fund's Common class shares underperformed the benchmark by 2.03% (net of fees). The main positive contributors to performance included stock selection within materials and consumer discretionary, as well as industry selection in consumer staples. The largest detractors to performance came from industry and stock selection in financials, industry selection in industrials, and stock selection in health care. For the last twelve months, four of the five performance drivers in our investment model produced positive returns. Growth was the only factor that detracted from performance — a fact that can be explained by the market's bleak growth prospects and the overvaluing of stocks that has gone on for too long. We believe that the value stocks are at or near bottom, and growth stocks are following closely behind. In our opinion, this slow bottoming out of growth has led to underperformance.

Relative to the Benchmark, the Fund was overweight in the consumer discretionary sector by 11.57%, and in consumer staples by 1.18%. Conversely, the portfolio was underweight in industrials by 3.71% and in financials by 3.01%.

On October 29, 2008, the Federal Open Market Committee issued a press release talking about the decline in consumer expenditures, the reduction in prospects for U.S. exports, the turmoil of the markets, and the subsequent effects on households and businesses. Additionally, The FOMC expects "the declining prices of energy and other commodities and the weaker prospects for economic activity...[to cause] inflation to moderate in coming quarters to levels consistent with price stability."

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

As Ben Bernanke, Chairman of the Federal Reserve, mentioned in a speech at the Economic Club of New York on October 15, 2008, one root of the problem is a loss of confidence by investors and the public in the strength of key financial institutions and the markets.

In our opinion, despite the fact that the end of October appeared to demonstrate positive signs of recovery, there will continue to be months of volatility. At the end of the month, the market showed signs of liquidity restoration with rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, we wonder if this additional liquidity in the markets and between banks will truly benefit the everyday consumer. For example, banks have begun to tighten their credit standards to such an extent that the average consumer will have a harder time borrowing money. Therefore, in this economic crisis where faith in the markets is key, we believe, like Bernanke, that in order for the market to recover, confidence and liquidity need to be restored.

Additionally, we have observed an increase in technical movements — caused by large hedge funds reducing leverage — not related to the fundamentals that most quantitative models are based upon. We believe that these volatile intraday swings will need to be monitored closely, but as our investment model is designed with long-term goals in mind, a drastic change in our investment model will not be made. With that being said, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Jordan Low
Portfolio Manager

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the Fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Common Class shares and
the Standard & Poor's SmallCap 600® Index3 from Inception (8/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Class A shares2, Class B shares2 and the Standard & Poor's SmallCap 600® Index3 for Ten Years.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Class C shares2 and
the Standard & Poor's SmallCap 600® Index3,5 from Inception (2/28/00).

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class	(17.57)%	7.61%	—	8.05%
Class A Without Sales Charge	(17.54)%	7.62%	9.21%	—
Class A With Maximum Sales Charge	(22.28)%	6.36%	8.56%	—
Class B Without CDSC	(18.23)%	6.80%	8.37%	—
Class B With CDSC	(20.13)%	6.80%	8.37%	—
Class C Without CDSC	(18.15)%	6.81%	—	8.59%
Class C With CDSC	(18.63)%	6.81%	—	8.59%

Average Annual Returns as of October 31, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class	(34.47)%	2.28%	—	5.35%
Class A Without Sales Charge	(34.44)%	2.29%	6.46%	—
Class A With Maximum Sales Charge	(38.22)%	1.08%	5.83%	—
Class B Without CDSC	(34.96)%	1.52%	5.67%	—
Class B With CDSC	(36.47)%	1.52%	5.67%	—
Class C Without CDSC	(34.95)%	1.52%	—	6.00%
Class C With CDSC	(35.32)%	1.52%	—	6.00%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.47% for Common Class shares, 1.47% for Class A shares, 2.23% for Class B shares, and 2.23% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -38.22%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -36.47%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -35.32%.

3  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning February 28, 2000. For that reason, performance of the benchmark is shown from March 1, 2000.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$759.30	$759.60	$756.30	$756.90
Expenses Paid per $1,000*	$6.15	$6.15	$9.45	$9.49
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,018.15	$1,018.15	$1,014.38	$1,014.33
Expenses Paid per $1,000*	$7.05	$7.05	$10.84	$10.89
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.39%	1.39%	2.14%	2.15%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Value Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*	100	$8,254
General Dynamics Corp.	1,500	90,480
Goodrich Corp.	6,000	219,360
L-3 Communications Holdings, Inc.	100	8,117
Lockheed Martin Corp.	100	8,505
Northrop Grumman Corp.	1,100	51,579
Orbital Sciences Corp.*	200	4,098
Raytheon Co.	2,100	107,331
The Boeing Co.	1,300	67,951
TransDigm Group, Inc.*	2,200	66,308
United Technologies Corp.	1,500	82,440
		714,423
Air Freight & Couriers (0.1%)
Ryder System, Inc.	1,923	76,189
United Parcel Service, Inc. Class B	700	36,946
		113,135
Airlines (1.3%)
AMR Corp.*	1,000	10,210
Continental Airlines, Inc. Class B*	5,600	105,952
Copa Holdings SA Class A	200	5,074
Delta Air Lines, Inc.*	3,800	41,724
Southwest Airlines Co.	155,800	1,835,324
US Airways Group, Inc.*	1,300	13,182
		2,011,466
Auto Components (0.5%)
Autoliv, Inc.	12,400	264,864
BorgWarner, Inc.	18,900	424,683
Johnson Controls, Inc.	3,800	67,374
TRW Automotive Holdings Corp.*	200	1,264
		758,185
Automobiles (0.2%)
Avis Budget Group, Inc.*	19,300	31,652
Ford Motor Co.*	65,500	143,445
General Motors Corp.	16,500	95,370
Hertz Global Holdings, Inc.*	97	697
Thor Industries, Inc.	200	3,580
		274,744
Banks (7.7%)
Astoria Financial Corp.	53,372	1,015,135
BancorpSouth, Inc.§	32,400	786,348
Bank of America Corp.	53,168	1,285,071
Bank of Hawaii Corp.	18,800	953,348
Bank of New York Mellon Corp.	11,400	371,640
BB&T Corp.	15,300	548,505
Comerica, Inc.	1,100	30,349
Cullen/Frost Bankers, Inc.	8,400	470,148

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Banks
CVB Financial Corp.	500	$6,330
Fifth Third Bancorp	4,700	50,995
First BanCorp.	3,000	30,660
Fulton Financial Corp.	6,384	67,032
Hudson City Bancorp, Inc.	78,628	1,478,993
Huntington Bancshares, Inc.	12,103	114,373
KeyCorp	500	6,115
National City Corp.	22,694	61,274
New York Community Bancorp, Inc.	14,800	231,768
Northern Trust Corp.	21,300	1,199,403
Old National Bancorp	4,000	75,760
PNC Financial Services Group, Inc.	200	13,334
Popular, Inc.	11,300	85,880
Provident Financial Services, Inc.	500	7,330
Regions Financial Corp.	21,600	239,544
SunTrust Banks, Inc.	22,561	905,599
Synovus Financial Corp.	6,000	61,980
TCF Financial Corp.	6,300	111,762
U.S. Bancorp	18,753	559,027
Valley National Bancorp	14,300	271,700
Washington Federal, Inc.	3,889	68,524
Washington Mutual, Inc.	34,600	2,145
Wells Fargo & Co.	18,500	629,925
Whitney Holding Corp.	2,522	47,918
Wilmington Trust Corp.	3,033	87,532
Zions Bancorporation	4,141	157,814
		12,033,261
Beverages (2.3%)
Anheuser-Busch Companies, Inc.	4,600	285,338
Brown-Forman Corp. Class B	875	39,725
Dr. Pepper Snapple Group, Inc.*	17,400	398,460
Molson Coors Brewing Co. Class B	2,300	85,928
PepsiAmericas, Inc.	35,900	679,587
PepsiCo, Inc.	900	51,309
The Coca-Cola Co.	3,900	171,834
The Pepsi Bottling Group, Inc.	81,300	1,879,656
		3,591,837
Biotechnology (2.3%)
Amgen, Inc.*	1,800	107,802
Applied Biosystems, Inc.	1,200	36,996
Biogen Idec, Inc.*	1,300	55,315
Cephalon, Inc.*	800	57,376
Charles River Laboratories International, Inc.*	6,300	225,729
Gilead Sciences, Inc.*	500	22,925
Invitrogen Corp.*	101,800	2,930,822
Myriad Genetics, Inc.*	2,500	157,725
Onyx Pharmaceuticals, Inc.*	400	10,792
		3,605,482

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Building Products (0.1%)
Crane Co.	1,300	$21,281
Lennox International, Inc.	4,300	128,226
Masco Corp.	3,060	31,059
USG Corp.*	2,874	42,593
		223,159
Chemicals (2.0%)
Air Products & Chemicals, Inc.	679	39,470
Airgas, Inc.	1,800	69,048
CF Industries Holdings, Inc.	6,500	417,235
E.I. du Pont de Nemours & Co.	900	28,800
Eastman Chemical Co.	2,556	103,237
FMC Corp.	10,000	435,400
Huntsman Corp.	2,900	29,290
Lubrizol Corp.	3,500	131,530
Monsanto Co.	500	44,490
Olin Corp.	14,000	254,240
Praxair, Inc.	1,700	110,755
Rohm & Haas Co.	100	7,035
The Dow Chemical Co.	26,300	701,421
The Mosaic Co.	20,600	811,846
		3,183,797
Commercial Services & Supplies (2.2%)
Arbitron, Inc.	500	16,290
Clean Harbors, Inc.*	600	39,342
DeVry, Inc.	100	5,669
DST Systems, Inc.*	3,100	125,798
FTI Consulting, Inc.*	2,300	133,975
Global Payments, Inc.	4,300	174,193
H&R Block, Inc.	43,900	865,708
Hewitt Associates, Inc. Class A*	200	5,578
ITT Educational Services, Inc.*	200	17,530
MasterCard, Inc. Class A	100	14,782
Pitney Bowes, Inc.	6,700	166,026
Republic Services, Inc.	20,800	492,960
Robert Half International, Inc.	4,400	83,028
Rollins, Inc.	3,600	63,252
Steelcase, Inc. Class A	53,700	499,410
The Brink's Co.	2,600	126,074
Valassis Communications, Inc.*	100	444
Waste Connections, Inc.*	1,500	50,775
Waste Management, Inc.	10,300	321,669
Weight Watchers International, Inc.	6,900	215,832
		3,418,335
Communications Equipment (0.1%)
Cisco Systems, Inc.*	3,400	60,418
Corning, Inc.	500	5,415
Motorola, Inc.	6,200	33,294
QUALCOMM, Inc.	3,800	145,388
		244,515

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (1.0%)
Dell, Inc.*	1,500	$18,225
Hewlett-Packard Co.	2,600	99,528
International Business Machines Corp.	1,000	92,970
Lexmark International, Inc. Class A*	7,100	183,393
NCR Corp.*	1,600	29,248
Seagate Technology	8,300	56,191
Western Digital Corp.*	63,700	1,051,050
		1,530,605
Construction & Engineering (0.2%)
Fluor Corp.	2,700	107,811
Foster Wheeler, Ltd.*	5,800	158,920
The Shaw Group, Inc.*	258	4,616
		271,347
Construction Materials (0.1%)
Vulcan Materials Co.	3,200	173,696
Containers & Packaging (1.0%)
AptarGroup, Inc.	500	15,160
Crown Holdings, Inc.*	4,700	94,846
Greif, Inc. Class A	2,300	93,334
Owens-Illinois, Inc.*	14,643	335,032
Packaging Corp. of America	40,000	673,200
Sonoco Products Co.	11,100	279,498
Temple-Inland, Inc.	8,500	50,405
		1,541,475
Diversified Financials (4.6%)
Allied Capital Corp.	4,700	34,310
American Capital, Ltd.	6,700	94,135
American Express Co.	4,200	115,500
AmeriCredit Corp.*	2,300	13,478
Ameriprise Financial, Inc.	7,200	155,520
BlackRock, Inc.	1,200	157,608
Broadridge Financial Solutions, Inc.	9,100	110,110
Capital One Financial Corp.	2,769	108,323
CIT Group, Inc.	30,900	127,926
Citigroup, Inc.	96,600	1,318,590
Discover Financial Services	11,000	134,750
E*TRADE Financial Corp.*	6,400	11,648
Eaton Vance Corp.	1,500	33,000
Fannie Mae	7,400	6,860
Federated Investors, Inc. Class B	21,100	510,620
First Horizon National Corp.	5,153	61,372
Franklin Resources, Inc.	3,100	210,800
Freddie Mac	3,000	3,090
GLG Partners, Inc.	300	960
Guaranty Financial Group, Inc.*	900	1,827
IndyMac Bancorp, Inc.§	3,600	216

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Diversified Financials
Invesco, Ltd.	8,600	$128,226
Investment Technology Group, Inc.*	2,600	53,066
Janus Capital Group, Inc.	15,000	176,100
Jefferies Group, Inc.	3,700	58,571
JPMorgan Chase & Co.	11,300	466,125
Marshall & Ilsley Corp.	8,288	149,433
Merrill Lynch & Co., Inc.	2,300	42,757
MF Global, Ltd.*	1,500	5,850
Morgan Stanley	5,048	88,188
Nasdaq OMX Group, Inc.*	13,400	434,964
NewAlliance Bancshares, Inc.	2,300	31,740
Principal Financial Group, Inc.	5,800	110,142
Raymond James Financial, Inc.	14,800	344,692
State Street Corp.	6,600	286,110
T. Rowe Price Group, Inc.	15,100	597,054
The Charles Schwab Corp.	18,200	347,984
The Goldman Sachs Group, Inc.	900	83,250
Tree.com, Inc.*	283	767
Waddell & Reed Financial, Inc. Class A	34,100	495,132
Western Union Co.	2,000	30,520
		7,141,314
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	44,005	1,178,014
CenturyTel, Inc.	1,000	25,110
EchoStar Corp. Class A*	11,000	213,620
Embarq Corp.	5,100	153,000
FairPoint Communications, Inc.	2,644	10,523
NeuStar, Inc. Class A*	7,100	139,870
Qwest Communications International, Inc.	27,000	77,220
Sprint Nextel Corp.	42,500	133,025
Time Warner Cable, Inc. Class A*	2,900	56,782
Verizon Communications, Inc.	75,700	2,246,019
Windstream Corp.	16,100	120,911
		4,354,094
Electric Utilities (1.7%)
Alliant Energy Corp.	17,400	511,212
American Electric Power Company, Inc.	2,225	72,602
Cleco Corp.	4,300	98,943
Constellation Energy Group	1,400	33,894
Dominion Resources, Inc.	2,900	105,212
DPL, Inc.	16,900	385,489
DTE Energy Co.	4,700	165,910
Dynegy, Inc. Class A*	1,900	6,916
Edison International	2,900	103,211
Entergy Corp.	400	31,220
FirstEnergy Corp.	200	10,432
FPL Group, Inc.	3,800	179,512

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
Hawaiian Electric Industries, Inc.	3,600	$95,832
Mirant Corp.*	78	1,367
NSTAR	3,416	112,899
Ormat Technologies, Inc.	4,600	111,136
Pepco Holdings, Inc.	4,800	99,120
PG&E Corp.	2,300	84,341
Pinnacle West Capital Corp.	4,876	154,325
Portland General Electric Co.	200	4,104
PPL Corp.	1,190	39,056
Progress Energy, Inc.	2,100	82,677
Public Service Enterprise Group, Inc.	3,700	104,155
Puget Energy, Inc.	3,800	89,034
TECO Energy, Inc.	5,001	57,711
		2,740,310
Electronic Equipment & Instruments (0.5%)
Avnet, Inc.*	3,900	65,286
Energizer Holdings, Inc.*	700	34,202
FLIR Systems, Inc.*	5,400	173,340
Hubbell, Inc. Class B	400	14,348
Intersil Corp. Class A	92	1,259
Jabil Circuit, Inc.	4,800	40,368
Thermo Fisher Scientific, Inc.*	1,500	60,900
Tyco Electronics, Ltd.	5,800	112,752
Waters Corp.*	7,500	328,500
		830,955
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	2,200	60,456
Baker Hughes, Inc.	1,800	62,910
BJ Services Co.	500	6,425
Cameron International Corp.*	2,500	60,650
Complete Production Services, Inc.*	300	3,717
Dresser-Rand Group, Inc.*	6,400	143,360
ENSCO International, Inc.	376	14,292
Halliburton Co.	6,000	118,740
Helmerich & Payne, Inc.	4,200	144,102
Key Energy Services, Inc.*	5,500	34,100
Oceaneering International, Inc.*	2,300	64,791
Patterson-UTI Energy, Inc.	12,400	164,548
RPC, Inc.	3,100	32,829
Schlumberger, Ltd.	1,200	61,980
SEACOR Holdings, Inc.*	400	26,868
Superior Energy Services, Inc.*	5,500	117,260
Tidewater, Inc.	9,400	409,934
Unit Corp.*	800	30,032
		1,556,994

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Food & Drug Retailing (2.0%)
CVS Caremark Corp.	4,100	$125,665
Flowers Foods, Inc.	46,100	1,366,865
Rite Aid Corp.*	13,100	6,353
Ruddick Corp.	400	11,456
Safeway, Inc.	3,800	80,826
Sysco Corp.	42,400	1,110,880
Terra Industries, Inc.	8,100	178,119
The Kroger Co.	5,800	159,268
Walgreen Co.	5,500	140,030
		3,179,462
Food Products (4.7%)
Bunge, Ltd.	3,400	130,594
Campbell Soup Co.	53,000	2,011,350
Corn Products International, Inc.	8,000	194,560
Dean Foods Co.*	18,300	400,038
General Mills, Inc.	3,400	230,316
H.J. Heinz Co.	2,900	127,078
Herbalife, Ltd.	20,500	500,815
Hormel Foods Corp.	13,600	384,336
Kellogg Co.	1,800	90,756
Kraft Foods, Inc. Class A	9,100	265,174
McCormick & Co., Inc.	23,900	804,474
Ralcorp Holdings, Inc.*	10,200	690,336
Sara Lee Corp.	29,000	324,220
Sensient Technologies Corp.	7,000	176,610
The Hershey Co.	15,600	580,944
The J.M. Smucker Co.	4,700	209,432
Tyson Foods, Inc. Class A	800	6,992
Unilever NV NY Shares	9,600	230,880
		7,358,905
Forestry & Paper (0.5%)
MeadWestvaco Corp.	51,300	719,739
Weyerhaeuser Co.	200	7,644
		727,383
Gas Utilities (1.7%)
Atmos Energy Corp.	6,400	155,328
Kinder Morgan Management LLC*	2,350	117,363
MDU Resources Group, Inc.	20,400	371,484
National Fuel Gas Co.	21,200	767,228
Nicor, Inc.	7,000	323,470
Northwest Natural Gas Co.	1,400	71,232
Piedmont Natural Gas Co., Inc.	1,900	62,548
Sempra Energy	2,000	85,180
Southern Union Co.	300	5,166
Southwestern Energy Co.*	5,600	199,472
Spectra Energy Corp.	600	11,598
UGI Corp.	18,800	448,756
WGL Holdings, Inc.	2,300	74,037
		2,692,862

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies (1.0%)
Baxter International, Inc.	500	$30,245
Becton, Dickinson & Co.	300	20,820
Boston Scientific Corp.*	12,000	108,360
C. R. Bard, Inc.	100	8,825
Covidien, Ltd.	3,700	163,873
Edwards Lifesciences Corp.*	8,900	470,276
Haemonetics Corp.*	2,400	141,744
Hill-Rom Holdings, Inc.	1,700	38,692
IMS Health, Inc.	6,900	98,946
Kinetic Concepts, Inc.*	3,300	79,893
Medtronic, Inc.	1,200	48,396
ResMed, Inc.*	1,300	44,538
STERIS Corp.	2,400	81,696
Stryker Corp.	900	48,114
Thoratec Corp.*	1,300	32,006
Varian Medical Systems, Inc.*	3,600	163,836
Zimmer Holdings, Inc.*	400	18,572
		1,598,832
Healthcare Providers & Services (2.4%)
Aetna, Inc.	51,300	1,275,831
AmerisourceBergen Corp.	4,600	143,842
Cardinal Health, Inc.	1,200	45,840
CIGNA Corp.	28,900	471,070
Community Health Systems, Inc.*	1,600	32,800
Covance, Inc.*	2,300	115,000
Express Scripts, Inc.*	200	12,122
Humana, Inc.*	13,900	411,301
Laboratory Corporation of America Holdings*	200	12,298
LifePoint Hospitals, Inc.*	6,300	151,011
Lincare Holdings, Inc.*	1,000	26,350
McKesson Corp.	1,500	55,185
Omnicare, Inc.	100	2,757
Owens & Minor, Inc.	3,400	147,118
Pediatrix Medical Group, Inc.*	400	15,460
Pharmaceutical Product Development, Inc.	3,400	105,332
Quest Diagnostics, Inc.	2,800	131,040
UnitedHealth Group, Inc.	1,200	28,476
Universal Health Services, Inc. Class B	11,100	466,644
WellCare Health Plans, Inc.*	2,300	55,591
WellPoint, Inc.*	2,128	82,715
		3,787,783
Hotels, Restaurants & Leisure (0.4%)
Boyd Gaming Corp.	400	2,720
Carnival Corp.	1,700	43,180
CEC Entertainment, Inc.*	4,800	123,264
Interval Leisure Group, Inc.*	1,700	12,342
McDonald's Corp.	1,800	104,274

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Royal Caribbean Cruises, Ltd.	3,100	$42,036
Sonic Corp.*	500	5,350
Tim Hortons, Inc.	8,700	218,979
Wendy's/Arby's Group, Inc. Class A	11,475	41,540
WMS Industries, Inc.*	2,900	72,500
Wyndham Worldwide Corp.	100	819
Yum! Brands, Inc.	1,400	40,614
		707,618
Household Durables (0.8%)
American Greetings Corp. Class A	9,400	109,792
D.R. Horton, Inc.	1,100	8,118
Dolby Laboratories, Inc. Class A*	100	3,157
Furniture Brands International, Inc.	200	1,138
Leggett & Platt, Inc.	4,500	78,120
Lennar Corp. Class A	4,900	37,926
Mohawk Industries, Inc.*	1,200	58,056
NVR, Inc.*	1,100	539,231
Snap-on, Inc.	4,600	169,970
Tupperware Brands Corp.	10,700	270,710
Whirlpool Corp.	1,200	55,980
		1,332,198
Household Products (1.6%)
Church & Dwight Co., Inc.	6,600	389,994
Clorox Co.	400	24,324
Colgate-Palmolive Co.	1,200	75,312
Kimberly-Clark Corp.	600	36,774
The Procter & Gamble Co.	30,700	1,981,378
		2,507,782
Industrial Conglomerates (1.7%)
3M Co.	500	32,150
Carlisle Companies, Inc.	4,000	93,000
General Electric Co.	112,600	2,196,826
Honeywell International, Inc.	2,500	76,125
KBR, Inc.	3,861	57,297
Reynolds American, Inc.	1,500	73,440
Textron, Inc.	1,500	26,550
Tyco International, Ltd.	3,800	96,064
Walter Industries, Inc.	800	31,000
		2,682,452
Insurance (10.3%)
ACE, Ltd.	15,931	913,802
Aflac, Inc.	34,900	1,545,372
Ambac Financial Group, Inc.	6,300	16,884
American Financial Group, Inc.	51,350	1,167,186
American International Group, Inc.	12,000	22,920

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Insurance
Aon Corp.	6,800	$287,640
Arch Capital Group, Ltd.*	2,000	139,500
Arthur J. Gallagher & Co.	17,800	433,608
Assurant, Inc.	8,600	219,128
Axis Capital Holdings, Ltd.	6,100	173,728
Brown & Brown, Inc.	500	10,260
CNA Financial Corp.	36,500	567,940
Endurance Specialty Holdings, Ltd.	1,300	39,312
Erie Indemnity Co. Class A	1,306	48,570
Everest Re Group, Ltd.	1,900	141,930
Fidelity National Financial, Inc. Class A	1,000	9,010
First American Corp.	1,200	24,492
Genworth Financial, Inc. Class A	27,200	131,648
Hanover Insurance Group, Inc.	7,867	308,780
Hartford Financial Services Group, Inc.	2,200	22,704
HCC Insurance Holdings, Inc.	9,600	211,776
Leucadia National Corp.	5,323	142,869
Lincoln National Corp.	8,400	144,816
Loews Corp.	7,200	239,112
Markel Corp.*	364	127,706
Marsh & McLennan Companies, Inc.	5,500	161,260
MBIA, Inc.	4,900	48,167
Mercury General Corp.	1,600	82,192
MetLife, Inc.	9,000	298,980
MGIC Investment Corp.	2,500	9,700
Nationwide Financial Services, Inc. Class A	1,300	61,503
Old Republic International Corp.	500	4,605
OneBeacon Insurance Group, Ltd.	900	12,420
PartnerRe, Ltd.	1,800	121,842
ProAssurance Corp.*	500	27,475
Protective Life Corp.	1,000	8,350
Prudential Financial, Inc.	4,200	126,000
Reinsurance Group of America, Inc. Class A	15,700	586,238
RenaissanceRe Holdings, Ltd.	2,800	128,520
StanCorp Financial Group, Inc.	14,100	480,528
The Allstate Corp.	57,500	1,517,425
The Chubb Corp.	6,300	326,466
The Progressive Corp.	11,300	161,251
The Travelers Companies, Inc.	27,700	1,178,635
Torchmark Corp.	50,500	2,109,385
Transatlantic Holdings, Inc.	624	26,738
Unitrin, Inc.	2,338	49,098
Unum Group	34,100	537,075
W.R. Berkley Corp.	29,700	780,219
White Mountains Insurance Group, Ltd.	300	103,350
XL Capital, Ltd. Class A	2,268	22,000
		16,060,115

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail (0.0%)
HSN, Inc.*	1,700	$10,455
Internet Software & Services (1.0%)
McAfee, Inc.*	6,300	205,065
Sohu.com, Inc.*	26,300	1,444,922
		1,649,987
IT Consulting & Services (0.3%)
Accenture, Ltd. Class A	400	13,220
Automatic Data Processing, Inc.	1,600	55,920
Lender Processing Services, Inc.	11,400	262,998
Paychex, Inc.	400	11,416
SAIC, Inc.*	7,300	134,831
Sun Microsystems, Inc.*	4,000	18,400
		496,785
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	6,100	63,806
Mattel, Inc.	6,900	103,638
		167,444
Machinery (0.9%)
AGCO Corp.*	2,003	63,135
Bucyrus International, Inc.	100	2,413
Caterpillar, Inc.	300	11,451
Cummins, Inc.	8,700	224,895
Deere & Co.	1,100	42,416
Dover Corp.	20,200	641,754
Eaton Corp.	800	35,680
Gardner Denver, Inc.*	2,100	53,802
Harsco Corp.	3,800	89,946
Illinois Tool Works, Inc.	1,600	53,424
Parker Hannifin Corp.	2,200	85,294
The Manitowoc Co., Inc.	5,300	52,152
The Timken Co.	4,400	69,872
		1,426,234
Marine (0.3%)
Kirby Corp.*	8,100	277,992
Overseas Shipholding Group, Inc.	5,100	191,658
		469,650
Media (1.7%)
Cablevision Systems Corp. Group A	7,200	127,656
CBS Corp. Class B	10,000	97,100
Comcast Corp. Class A	4,300	67,768
DISH Network Corp. Class A*	11,900	187,306
Hearst-Argyle Television, Inc.	400	5,992
Idearc, Inc.§	5,100	1,938
Interactive Data Corp.	600	14,148

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Media
John Wiley & Sons, Inc. Class A	1,500	$52,170
News Corp. Class A	69,800	742,672
News Corp. Class B	43,000	456,660
Omnicom Group, Inc.	1,500	44,310
Regal Entertainment Group Class A	23,200	297,888
Scripps Networks Interactive Class A	2,800	79,520
The E.W. Scripps Co. Class A	1,000	4,650
The Interpublic Group of Companies, Inc.*	6,400	33,216
The New York Times Co. Class A	3,900	39,000
The Walt Disney Co.	4,300	111,370
Ticketmaster Entertainment, Inc.*	1,700	16,456
Time Warner, Inc.	13,300	134,197
Viacom, Inc. Class A*	1,100	23,595
Virgin Media, Inc.	10,000	57,600
Warner Music Group Corp.	400	1,656
		2,596,868
Metals & Mining (0.8%)
AK Steel Holding Corp.	3,600	50,112
Alcoa, Inc.	3,174	36,533
Alpha Natural Resources, Inc.*	9,600	343,392
Arch Coal, Inc.	5,700	122,037
Compass Minerals International, Inc.	1,700	93,381
CONSOL Energy, Inc.	900	28,251
Foundation Coal Holdings, Inc.	1,200	24,912
Freeport-McMoRan Copper & Gold, Inc.	1,100	32,010
Massey Energy Co.	3,000	69,270
Nucor Corp.	2,400	97,224
Peabody Energy Corp.	2,800	96,628
Schnitzer Steel Industries, Inc. Class A	1,900	51,167
Southern Copper Corp.	5,200	75,712
Stillwater Mining Co.*	3,400	13,464
United States Steel Corp.	500	18,440
Worthington Industries, Inc.	4,600	55,522
		1,208,055
Multi-Utilities (0.1%)
Avista Corp.	2,000	39,720
Duke Energy Corp.	300	4,914
Vectren Corp.	1,500	37,800
Westar Energy, Inc.	1,000	19,490
		101,924
Multiline Retail (3.4%)
Big Lots, Inc.*	21,600	527,688
BJ's Wholesale Club, Inc.*	53,000	1,865,600
Costco Wholesale Corp.	3,800	216,638
Dollar Tree, Inc.*	2,400	91,248
Family Dollar Stores, Inc.	72,900	1,961,739

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Multiline Retail
Saks, Inc.*	2,700	$16,200
Sears Holdings Corp.*§	2,100	121,254
Wal-Mart Stores, Inc.	9,700	541,357
		5,341,724
Oil & Gas (9.5%)
Anadarko Petroleum Corp.	1,400	49,420
Apache Corp.	500	41,165
Berry Petroleum Co. Class A	100	2,330
Bill Barrett Corp.*	10,800	220,320
Chesapeake Energy Corp.	1,000	21,970
Chevron Corp.	46,400	3,461,440
Cimarex Energy Co.	6,500	262,990
CNX Gas Corp.*	100	2,529
Comstock Resources, Inc.*	2,500	123,550
ConocoPhillips	15,500	806,310
Continental Resources, Inc.*	300	9,717
Devon Energy Corp.	500	40,430
El Paso Corp.	13,800	133,860
Enbridge Energy Partners LP	200	7,744
Enbridge, Inc.	500	17,300
EnCana Corp.	100	5,091
Encore Acquisition Co.*	2,800	87,220
Enterprise Products Partners LP	3,000	73,200
EOG Resources, Inc.	400	32,368
Exxon Mobil Corp.	92,000	6,819,040
Forest Oil Corp.*	300	8,763
Frontier Oil Corp.	4,400	58,124
Goodrich Petroleum Corp.*	13,100	363,656
Hess Corp.	500	30,105
Marathon Oil Corp.	3,500	101,850
Mariner Energy, Inc.*	5,500	79,145
MarkWest Energy Partners, LP	100	1,815
Murphy Oil Corp.	9,400	476,016
Newfield Exploration Co.*	200	4,596
Noble Energy	400	20,728
Occidental Petroleum Corp.	2,800	155,512
Petro-Canada	600	14,976
Pioneer Natural Resources Co.	2,300	64,009
Quicksilver Resources, Inc.*	1,300	13,611
Range Resources Corp.	2,400	101,328
Stone Energy Corp.*	7,013	212,774
Teekay Corp.	1,100	23,485
Tesoro Corp.	2,200	21,274
The Williams Companies, Inc.	4,300	90,171
Valero Energy Corp.	1,300	26,754
W&T Offshore, Inc.	29,500	565,515
Whiting Petroleum Corp.*	2,700	140,373
XTO Energy, Inc.	1,500	53,925
		14,846,499

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.1%)
International Paper Co.	3,500	$60,270
Louisiana-Pacific Corp.	1,100	5,280
Rayonier, Inc.	2,200	72,776
		138,326
Personal Products (0.6%)
Alberto-Culver Co.	16,600	427,118
Avon Products, Inc.	2,100	52,143
Sally Beauty Holdings, Inc.*	4,500	22,860
The Estee Lauder Companies Inc. Class A	11,400	410,856
		912,977
Pharmaceuticals (6.3%)
Abbott Laboratories	1,100	60,665
Allergan, Inc.	2,500	99,175
Barr Pharmaceuticals, Inc.*	4,500	289,170
Bristol-Myers Squibb Co.	10,500	215,775
Eli Lilly & Co.	41,000	1,386,620
Endo Pharmaceuticals Holdings, Inc.*	19,200	355,200
Forest Laboratories, Inc.*	14,700	341,481
Hospira, Inc.*	1,500	41,730
Johnson & Johnson	5,300	325,102
King Pharmaceuticals, Inc.*	14,200	124,818
Medco Health Solutions, Inc.*	1,400	53,130
Medicis Pharmaceutical Corp. Class A	1,200	17,124
Merck & Co., Inc.	12,847	397,615
Mylan, Inc.*	5,200	44,564
Perrigo Co.	12,000	408,000
Pfizer, Inc.	217,200	3,846,612
Sepracor, Inc.*	21,200	282,384
Valeant Pharmaceuticals International*§	19,900	373,523
Watson Pharmaceuticals, Inc.*	45,100	1,180,267
		9,842,955
Real Estate (2.2%)
Alexandria Real Estate Equities, Inc.	900	62,568
AMB Property Corp.	3,300	79,299
Annaly Capital Management, Inc.	12,100	168,190
AvalonBay Communities, Inc.	1,800	127,836
Boston Properties, Inc.	2,700	191,376
Brandywine Realty Trust	1,000	8,640
BRE Properties, Inc.	200	6,962
Developers Diversified Realty Corp.	3,200	42,144
Douglas Emmett, Inc.	4,100	61,910
Duke Realty Corp.	4,800	67,728
Equity Residential	6,100	213,073
Essex Property Trust, Inc.	100	9,730
Federal Realty Investment Trust	1,300	79,651
HCP, Inc.	5,000	149,650

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Real Estate
Health Care REIT, Inc.	2,900	$129,079
Host Hotels & Resorts, Inc.	11,600	119,944
Kimco Realty Corp.	6,800	153,544
Liberty Property Trust	3,000	71,550
Mack-Cali Realty Corp.	11,500	261,280
Nationwide Health Properties, Inc.	2,900	86,536
Plum Creek Timber Co., Inc.	2,600	96,928
ProLogis	8,600	120,400
Public Storage	2,900	236,350
Regency Centers Corp.	2,300	90,758
SL Green Realty Corp.	9,100	382,564
UDR, Inc.	4,100	81,016
Ventas, Inc.	3,400	122,604
Vornado Realty Trust	3,100	218,705
Weingarten Realty Investors	2,000	40,900
		3,480,915
Road & Rail (0.2%)
CSX Corp.	700	32,004
J.B. Hunt Transport Services, Inc.	5,100	144,993
Pacer International, Inc.	2,500	28,225
Werner Enterprises, Inc.	3,600	70,632
YRC Worldwide, Inc.*	1,000	4,580
		280,434
Semiconductor Equipment & Products (2.6%)
Advanced Micro Devices, Inc.*	6,400	22,400
Analog Devices, Inc.	16,700	356,712
Cree, Inc.*	2,299	45,129
Intel Corp.	27,600	441,600
International Rectifier Corp.*	1,900	29,336
MEMC Electronic Materials, Inc.*	2,400	44,112
Microchip Technology, Inc.	2,900	71,427
Micron Technology, Inc.*	24,100	113,511
QLogic Corp.*	226,500	2,722,530
STMicroelectronics NV NY Shares§	13,900	114,814
Teradyne, Inc.*	17	87
Texas Instruments, Inc.	3,700	72,372
		4,034,030
Software (0.5%)
Activision Blizzard, Inc.*	3,600	44,856
Amdocs, Ltd.*	2,200	49,632
Autodesk, Inc.*	11,900	253,589
BMC Software, Inc.*	14,200	366,644
Oracle Corp.*	3,200	58,528
Sybase, Inc.*	300	7,989
Symantec Corp.*	3,100	38,998
		820,236

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (6.9%)
Aaron Rents, Inc.	15,400	$381,766
Abercrombie & Fitch Co. Class A	2,700	78,192
Advance Auto Parts, Inc.	13,700	427,440
Aeropostale, Inc.*	13,300	321,993
AnnTaylor Stores Corp.*	6,200	77,934
AutoNation, Inc.*	1,000	6,870
Circuit City Stores, Inc.	3,400	884
Foot Locker, Inc.	56,400	824,568
GameStop Corp. Class A*	19,200	525,888
Hanesbrands, Inc.*	1,000	17,470
J. Crew Group, Inc.*	3,500	70,875
Limited Brands, Inc.	3,800	45,524
Lowe's Companies, Inc.	4,000	86,800
RadioShack Corp.	162,800	2,061,048
Regis Corp.	600	7,422
Rent-A-Center, Inc.*	7,400	108,040
Ross Stores, Inc.	46,200	1,510,278
The Gap, Inc.	292,100	3,779,774
The Home Depot, Inc.	4,000	94,360
The TJX Companies, Inc.	13,500	361,260
United Rentals, Inc.*	2,300	23,575
Williams-Sonoma, Inc.	1,700	14,076
		10,826,037
Textiles & Apparel (0.3%)
Coach, Inc.*	2,300	47,380
Jones Apparel Group, Inc.	3,211	35,674
NIKE, Inc. Class B	2,800	161,364
Phillips-Van Heusen Corp.	6,700	164,217
		408,635
Tobacco (2.4%)
Altria Group, Inc.	182,400	3,500,256
Lorillard, Inc.	1,900	125,134
UST, Inc.	1,400	94,626
		3,720,016
Water Utilities (0.0%)
Aqua America, Inc.	1,800	32,400
TOTAL COMMON STOCKS (Cost $190,888,068)		155,761,107

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
SHORT-TERM INVESTMENTS (0.6%)
State Street Navigator Prime Portfolio§§	728,977	$728,977
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$251	251,000
TOTAL SHORT-TERM INVESTMENTS (Cost $979,977)		979,977
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $191,868,045)		156,741,084
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(204,387)
NET ASSETS (100.0%)		$156,536,697

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.6%)
AAR Corp.*	1,500	$23,985
Applied Signal Technology, Inc.	3,900	69,888
Cubic Corp.	12,600	280,350
Curtiss-Wright Corp.	18,100	667,890
GenCorp, Inc.*	10,700	52,430
Kaman Corp.	7,900	201,687
Moog, Inc. Class A*	1,000	35,120
Orbital Sciences Corp.*	16,300	333,987
World Fuel Services Corp.	1,500	32,145
		1,697,482
Air Freight & Couriers (0.4%)
Hub Group, Inc. Class A*	14,800	465,460
Airlines (0.3%)
SkyWest, Inc.	24,000	369,840
Auto Components (0.5%)
ATC Technology Corp.*	8,400	184,212
LKQ Corp.*	15,200	173,888
Midas, Inc.*	4,300	56,029
Spartan Motors, Inc.	7,000	32,130
Standard Motor Products, Inc.	2,500	10,525
Superior Industries International, Inc.	2,800	40,040
		496,824
Automobiles (0.1%)
Monaco Coach Corp.	9,400	20,680
Winnebago Industries, Inc.	8,400	49,896
		70,576
Banks (7.2%)
Anchor BanCorp Wisconsin, Inc.	5,500	31,350
Bank Mutual Corp.	6,200	71,486
BankAtlantic Bancorp, Inc. Class A	2,560	15,795
Boston Private Financial Holdings, Inc.	6,900	60,996
Brookline Bancorp, Inc.	4,000	46,800
Cascade Bancorp§	8,900	84,906
Central Pacific Financial Corp.	24,000	374,400
Columbia Banking System, Inc.	5,700	90,744
Community Bank System, Inc.	10,500	261,975
Corus Bankshares, Inc.§	7,400	16,280
CVB Financial Corp.	700	8,862
Dime Community Bancshares	7,800	130,260
Downey Financial Corp.	5,400	8,640
East West Bancorp, Inc.	19,100	331,385
First BanCorp.	44,900	458,878
First Commonwealth Financial Corp.	21,800	241,108
First Financial Bancorp.	9,700	130,465
First Financial Bankshares, Inc.	5,700	308,883

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Banks
First Midwest Bancorp, Inc.	6,900	$153,249
FirstFed Financial Corp.*§	7,300	65,335
Flagstar Bancorp, Inc.	8,800	16,720
Frontier Financial Corp.	15,400	102,564
Glacier Bancorp, Inc.	6,900	139,173
Hancock Holding Co.	2,400	105,984
Hanmi Financial Corp.	8,300	33,200
Hudson City Bancorp, Inc.	4,900	92,169
Independent Bank Corp./MICH	4,800	17,616
Irwin Financial Corp.§	6,000	13,200
Nara Bancorp, Inc.	6,800	74,800
National Penn Bancshares, Inc.	6,500	110,110
Old National Bancorp	19,600	371,224
PrivateBancorp, Inc.	8,800	316,888
Prosperity Bancshares, Inc.	20,500	680,805
Provident Bankshares Corp.	10,200	108,834
Signature Bank*	4,100	133,578
Sterling Bancorp NY	5,700	89,376
Sterling Bancshares, Inc.	22,900	182,284
Sterling Financial Corp.	17,900	151,971
Susquehanna Bancshares, Inc.	4,300	66,607
SVB Financial Group*	3,200	164,640
The Colonial BancGroup, Inc.	1,200	4,872
The South Financial Group, Inc.	24,126	140,172
TrustCo Bank Corp. NY	24,200	294,514
UCBH Holdings, Inc.	23,700	125,136
UMB Financial Corp.	1,600	72,528
Umpqua Holdings Corp.	18,600	316,572
United Bankshares, Inc.	4,500	143,550
United Community Banks, Inc.	14,409	189,046
Webster Financial Corp.	1,000	18,540
Whitney Holding Corp.	20,700	393,300
Wilshire Bancorp, Inc.	5,500	60,665
Wintrust Financial Corp.	2,000	51,200
		7,673,635
Beverages (0.5%)
Anheuser-Busch Companies, Inc.	3,400	210,902
Boston Beer Company, Inc. Class A*	8,100	306,099
		517,001
Biotechnology (2.5%)
ArQule, Inc.*	5,700	15,732
Cubist Pharmaceuticals, Inc.*	32,500	825,175
Enzo Biochem, Inc.*	17,400	100,398
Invitrogen Corp.*	6,500	187,135
Kendle International, Inc.*	4,200	75,894
Martek Biosciences Corp.*	14,100	420,603
Pharmanet Development Group, Inc.*	4,100	6,560

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Regeneron Pharmaceuticals, Inc.*	23,100	$445,830
Savient Pharmaceuticals, Inc.*§	13,800	65,688
ViroPharma, Inc.*	41,832	524,573
		2,667,588
Building Products (1.4%)
Apogee Enterprises, Inc.	8,900	87,754
Drew Industries, Inc.*	5,400	65,340
Griffon Corp.*	43,100	363,764
Insituform Technologies, Inc. Class A*	8,700	116,841
Lennox International, Inc.	3,900	116,298
NCI Building Systems, Inc.*	1,100	20,471
Quanex Building Products Corp.	7,900	72,364
Simpson Manufacturing Co., Inc.	11,800	271,872
Watsco, Inc.	7,900	324,611
		1,439,315
Chemicals (1.0%)
A. Schulman, Inc.	8,500	152,235
Arch Chemicals, Inc.	1,500	42,555
Ashland, Inc.	300	6,777
Balchem Corp.	5,700	145,692
Calgon Carbon Corp.*	1,300	17,316
Cambrex Corp.*	6,800	30,600
CF Industries Holdings, Inc.	1,300	83,447
Georgia Gulf Corp.	10,800	24,840
H.B. Fuller Co.	2,000	35,340
Material Sciences Corp.*	2,900	14,297
NewMarket Corp.	3,400	128,146
OM Group, Inc.*	1,700	36,278
Omnova Solutions, Inc.*	10,100	12,423
Penford Corp.	3,500	45,045
PolyOne Corp.*	20,600	97,850
Quaker Chemical Corp.	3,300	63,129
W.R. Grace & Co.*	400	3,604
Zep, Inc.	4,700	98,935
		1,038,509
Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	1,000	16,330
Administaff, Inc.	3,800	75,962
Arbitron, Inc.	2,900	94,482
Basin Water, Inc.*	2,200	1,562
Bowne & Co., Inc.	8,400	65,436
Bristow Group, Inc.*	700	17,339
CDI Corp.	4,200	54,600
Coinstar, Inc.*	10,400	249,496
Consolidated Graphics, Inc.*	6,300	81,963
CPI Corp.§	1,700	12,410

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
CSG Systems International, Inc.*	12,400	$206,212
Darling International, Inc.*	71,700	540,618
FactSet Research Systems, Inc.	2,800	108,612
G&K Services, Inc. Class A	6,200	140,058
Gevity HR, Inc.	5,200	17,732
H&R Block, Inc.	300	5,916
Headwaters, Inc.*	13,500	143,100
Healthcare Services Group, Inc.	2,900	48,024
Heidrick & Struggles International, Inc.	5,400	130,302
HMS Holdings Corp.*	7,000	173,390
Iconix Brand Group, Inc.*	16,300	177,507
Mobile Mini, Inc.*	400	6,720
On Assignment, Inc.*	11,900	77,350
Pre-Paid Legal Services, Inc.*	2,700	106,596
Spherion Corp.*	11,700	37,206
StarTek, Inc.*	1,900	6,289
Tetra Technologies, Inc.*	4,000	87,960
The Standard Register Co.	4,800	39,024
TrueBlue, Inc.*	13,800	114,954
United Stationers, Inc.*	200	7,478
Universal Technical Institute, Inc.*	6,500	107,250
Viad Corp.	7,000	152,950
Volt Information Sciences, Inc.*	4,200	32,130
Waste Management, Inc.	200	6,246
Watson Wyatt Worldwide, Inc. Class A	900	38,223
Wright Express Corp.*	5,100	69,819
		3,251,246
Communications Equipment (0.8%)
Arris Group, Inc.*	38,984	269,379
Audiovox Corp. Class A*	3,800	22,382
Bel Fuse, Inc. Class B	4,200	91,140
Black Box Corp.	5,400	164,214
Catapult Communications Corp.*	3,000	12,810
Digi International, Inc.*	8,100	82,944
DSP Group, Inc.*	8,800	55,440
Network Equipment Technologies, Inc.*	9,100	24,843
PC-Tel, Inc.	6,500	38,155
Symmetricom, Inc.*	9,900	44,055
Tollgrade Communications, Inc.*	2,900	12,760
		818,122
Computers & Peripherals (3.7%)
Avid Technology, Inc.*	10,900	161,647
Hutchinson Technology, Inc.*	7,400	50,616
Mercury Computer Systems, Inc.*	8,300	59,594
Novatel Wireless, Inc.*	6,200	32,302
Stratasys, Inc.*§	6,200	74,896
Synaptics, Inc.*	84,300	2,604,027
Western Digital Corp.*	54,900	905,850
		3,888,932

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering (0.2%)
EMCOR Group, Inc.*	12,100	$215,017
Construction Materials (0.1%)
AMCOL International Corp.	800	19,624
Texas Industries, Inc.	1,800	56,934
		76,558
Containers & Packaging (1.0%)
Myers Industries, Inc.	13,800	145,866
Rock-Tenn Co. Class A	30,700	933,587
		1,079,453
Distributors (0.5%)
Brightpoint, Inc.*	11,100	63,936
Pool Corp.	15,000	261,150
Spectrum Brands, Inc.*	12,800	7,808
The Andersons, Inc.	5,800	154,454
		487,348
Diversified Financials (1.9%)
Bankrate, Inc.*	4,200	138,222
FCStone Group, Inc.*	3,500	20,825
Federated Investors, Inc. Class B	4,500	108,900
Financial Federal Corp.	8,000	185,200
First Cash Financial Services, Inc.*	9,800	150,626
Greenhill & Company, Inc.§	3,100	204,507
Guaranty Financial Group, Inc.*	11,000	22,330
IndyMac Bancorp, Inc.§	2,500	150
Investment Technology Group, Inc.*	16,200	330,642
LaBranche & Company, Inc.*	11,800	73,514
MF Global, Ltd.*	1,800	7,020
National Financial Partners Corp.	12,200	81,252
Nelnet, Inc. Class A	400	5,852
optionsXpress Holdings, Inc.	12,400	220,224
Portfolio Recovery Associates, Inc.*	4,100	147,108
Raymond James Financial, Inc.	1,100	25,619
Rewards Network, Inc.*	6,400	24,320
SWS Group, Inc.	7,500	139,200
T. Rowe Price Group, Inc.	1,300	51,402
The First Marblehead Corp.	1,600	2,720
Waddell & Reed Financial, Inc. Class A	2,400	34,848
World Acceptance Corp.*	5,300	97,944
		2,072,425
Diversified Telecommunication Services (0.0%)
Ditech Networks, Inc.*	8,700	7,221
FairPoint Communications, Inc.	5,100	20,298
General Communication, Inc. Class A*	2,400	18,432
		45,951

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (1.1%)
ALLETE, Inc.	1,700	$59,500
Central Vermont Public Service Corp.	3,500	69,685
CH Energy Group, Inc.	4,300	177,289
El Paso Electric Co.*	26,500	490,780
ITC Holdings Corp.	600	24,348
UIL Holdings Corp.	9,300	306,900
Unisource Energy Corp.	100	2,758
		1,131,260
Electronic Equipment & Instruments (5.1%)
Acuity Brands, Inc.	26,800	936,928
American Superconductor Corp.*	500	6,255
Analogic Corp.	3,700	163,392
Anixter International, Inc.*	800	26,888
Baldor Electric Co.	6,600	115,896
Belden, Inc.	9,200	191,728
Benchmark Electronics, Inc.*	62,400	748,176
Brady Corp. Class A	4,900	151,900
C&D Technologies, Inc.*	8,400	29,400
Checkpoint Systems, Inc.*	1,300	16,393
CTS Corp.	10,600	74,094
Daktronics, Inc.	2,000	19,920
Electro Scientific Industries, Inc.*	8,400	70,308
Exar Corp.*	13,400	89,512
Greatbatch, Inc.*	7,700	167,475
II-VI, Inc.*	100	2,809
Intevac, Inc.*	6,700	52,126
Itron, Inc.*	100	4,848
Keithley Instruments, Inc.	2,700	11,475
Kopin Corp.*	14,600	33,872
Littelfuse, Inc.*	6,800	126,888
LoJack Corp.*	4,200	18,354
Magnetek, Inc.*	6,400	13,760
Methode Electronics, Inc.	12,100	91,839
MTS Systems Corp.	5,700	185,136
Newport Corp.*	11,300	81,247
Park Electrochemical Corp.	7,900	170,798
Planar Systems, Inc.*	5,700	11,400
Plexus Corp.*	14,800	276,168
Regal-Beloit Corp.	10,600	345,136
Rogers Corp.*	1,400	42,140
ScanSource, Inc.*	500	9,920
Technitrol, Inc.	8,300	47,891
Teledyne Technologies, Inc.*	2,600	118,482
TTM Technologies, Inc.*	13,700	98,092
Veeco Instruments, Inc.*	10,000	77,400
Vicor Corp	4,400	30,756
Woodward Governor Co.	25,200	808,920
		5,467,722

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (2.9%)
Atwood Oceanics, Inc.*	6,200	$170,376
CARBO Ceramics, Inc.	3,200	138,464
Dril-Quip, Inc.*	700	17,290
Gulf Island Fabrication, Inc.	3,700	72,927
ION Geophysical Corp.*	8,500	55,760
Lufkin Industries, Inc.	7,200	376,704
Matrix Service Co.*	8,200	100,450
NATCO Group, Inc. Class A*	8,600	181,804
SEACOR Holdings, Inc.*	400	26,868
Superior Well Services, Inc.*	4,700	78,725
TETRA Technologies, Inc.*	900	6,264
Unit Corp.*	49,500	1,858,230
		3,083,862
Food & Drug Retailing (2.9%)
Casey's General Stores, Inc.	18,000	543,600
Flowers Foods, Inc.	59,500	1,764,175
Nash Finch Co.	4,000	157,720
PetMed Express, Inc.*	7,900	139,514
Spartan Stores, Inc.	7,400	199,726
The Great Atlantic & Pacific Tea Co., Inc.*	25,500	210,885
United Natural Foods, Inc.*	700	15,638
		3,031,258
Food Products (1.1%)
Corn Products International, Inc.	4,200	102,144
Green Mountain Coffee Roasters, Inc.*	6,700	194,233
Herbalife, Ltd.	12,800	312,704
J & J Snack Foods Corp.	4,200	131,712
Lance, Inc.	9,800	202,762
Peet's Coffee & Tea, Inc.*	5,200	116,792
Sanderson Farms, Inc.	1,100	34,342
The Hain Celestial Group, Inc.*	1,000	23,240
TreeHouse Foods, Inc.*	400	12,104
		1,130,033
Forestry & Paper (0.0%)
Chesapeake Corp.*	6,600	304
Neenah Paper, Inc.	2,000	18,060
Wausau Paper Corp.	2,500	23,150
		41,514
Gas Utilities (1.2%)
Atmos Energy Corp.	4,800	116,496
New Jersey Resources Corp.	2,000	74,480
Northwest Natural Gas Co.	4,800	244,224
Piedmont Natural Gas Co., Inc.	12,200	401,624
South Jersey Industries, Inc.	1,400	47,698

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Gas Utilities
Southern Union Co.	300	$5,166
Southwest Gas Corp.	8,000	208,960
The Laclede Group, Inc.	4,300	224,976
		1,323,624
Healthcare Equipment & Supplies (4.7%)
Abaxis, Inc.*	6,900	106,053
Accuray, Inc.*	1,600	10,112
American Medical Systems Holdings, Inc.*	1,600	17,312
ArthroCare Corp.*	8,100	168,318
BioLase Technology, Inc.*	8,000	13,920
CONMED Corp.*	9,000	235,800
CryoLife, Inc.*	19,100	255,940
Cyberonics, Inc.*	25,900	329,966
Datascope Corp.	4,100	205,697
Haemonetics Corp.*	14,700	868,182
Hillenbrand, Inc.	19,316	367,004
ICU Medical, Inc.*	3,900	124,917
Integra LifeSciences Holdings*	4,700	176,438
Invacare Corp.	19,000	345,610
Kensey Nash Corp.*	3,400	86,326
LCA-Vision, Inc.	5,800	19,836
Mentor Corp.	16,100	272,090
Meridian Bioscience, Inc.	13,199	324,431
Merit Medical Systems, Inc.*	9,200	168,360
Natus Medical, Inc.*	8,900	136,170
Noven Pharmaceuticals, Inc.*	7,800	87,750
Osteotech, Inc.*	4,200	13,398
Palomar Medical Technologies, Inc.*	5,700	65,208
SurModics, Inc.*	4,900	129,850
Symmetry Medical, Inc.*	5,400	69,768
The Cooper Companies, Inc.	2,100	34,608
Theragenics Corp*	6,700	13,065
West Pharmaceutical Services, Inc.	5,100	203,592
Zoll Medical Corp.*	6,700	161,336
		5,011,057
Healthcare Providers & Services (3.5%)
Air Methods Corp.*	3,400	57,052
Amerigroup Corp.*	18,000	450,000
AMN Healthcare Services, Inc.*	9,900	89,001
AmSurg Corp.*	9,900	246,906
Catalyst Health Solutions, Inc.*	4,200	70,854
Centene Corp.*	27,200	512,448
Cross Country Healthcare, Inc.*	9,600	108,672
Gentiva Health Services, Inc.*	8,200	222,630
Healthways, Inc.*	200	2,020
LHC Group, Inc.*	4,800	169,344
Magellan Health Services, Inc.*	3,500	129,290

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services
MAXIMUS, Inc.	8,400	$268,296
MedCath Corp.*	3,900	60,138
Molina Healthcare, Inc.*	11,200	249,424
Odyssey HealthCare, Inc.*	10,300	98,777
Omnicell, Inc.*	10,600	116,388
Owens & Minor, Inc.	3,800	164,426
PARAXEL International Corp.*	30,800	320,320
PSS World Medical, Inc.*	5,500	99,770
RehabCare Group, Inc.*	5,600	95,928
Res-Care, Inc.*	8,200	126,362
Sunrise Senior Living, Inc.*	20,700	62,514
WellCare Health Plans, Inc.*	1,200	29,004
		3,749,564
Hotels, Restaurants & Leisure (6.6%)
Buffalo Wild Wings, Inc.*§	13,200	373,296
California Pizza Kitchen, Inc.*	13,400	130,918
CBRL Group, Inc.	10,500	209,160
CEC Entertainment, Inc.*	42,900	1,101,672
CKE Restaurants, Inc.	12,800	108,672
DineEquity, Inc.	3,400	61,302
Isle of Capri Casinos, Inc.*	1,200	6,108
Jack in the Box, Inc.*	13,500	271,350
Landry's Restaurants, Inc.§	8,900	111,695
Live Nation, Inc.*	56,400	634,500
Morgans Hotel Group Co.*	600	2,856
Multimedia Games, Inc.*	7,300	22,046
O'Charley's, Inc.	7,000	52,500
P.F. Chang's China Bistro, Inc.*	14,200	290,532
Panera Bread Co. Class A*	35,800	1,615,296
Papa John's International, Inc.*	11,300	254,928
Pinnacle Entertainment, Inc.*	16,100	90,160
Red Robin Gourmet Burgers, Inc.*	11,900	180,761
Ruby Tuesday, Inc.*	4,800	11,568
Ruth's Hospitality Group, Inc.*	4,400	10,076
Shuffle Master, Inc.*	10,000	38,600
Sonic Corp.*	9,200	98,440
Texas Roadhouse, Inc. Class A*	20,000	140,400
The Marcus Corp.	2,800	39,284
The Steak N Shake Co.*	8,900	45,835
Wendy's/Arby's Group, Inc. Class A	2,500	9,050
WMS Industries, Inc.*	43,100	1,077,500
		6,988,505
Household Durables (0.8%)
Bassett Furniture Industries, Inc.	2,400	10,584
Champion Enterprises, Inc.*	16,300	30,481
Ethan Allen Interiors, Inc.	8,700	155,643

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Household Durables
Fleetwood Enterprises, Inc.*	23,800	$10,710
KB HOME	400	6,676
La-Z-Boy, Inc.	21,500	124,270
Lennar Corp. Class A	400	3,096
Libbey, Inc.	4,500	16,470
M/I Homes, Inc.	3,800	51,718
Meritage Homes Corp.*	15,100	207,323
National Presto Industries, Inc.	600	39,750
Russ Berrie & Company, Inc.*	5,200	14,040
Skyline Corp.	2,200	47,564
Standard Pacific Corp.*	20,300	57,855
Universal Electronics, Inc.*	2,000	42,260
		818,440
Household Products (0.2%)
Central Garden & Pet Co. Class A*	16,200	51,516
The Procter & Gamble Co.	700	45,178
WD-40 Co.	3,200	93,120
		189,814
Industrial Conglomerates (0.3%)
Chemed Corp.	100	4,379
Lydall, Inc.*	5,400	35,910
Standex International Corp.	3,900	100,659
Tredegar Corp.	10,900	160,448
		301,396
Insurance (2.1%)
American Financial Group, Inc.	2,100	47,733
Delphi Financial Group, Inc. Class A	800	12,600
Infinity Property & Casualty Corp.	5,000	199,100
LandAmerica Financial Group, Inc.	2,800	27,580
MGIC Investment Corp.	100	388
Navigators Group, Inc.*	4,500	227,295
Presidential Life Corp.	6,300	59,094
ProAssurance Corp.*	5,700	313,215
RLI Corp.	1,200	68,868
Safety Insurance Group, Inc.	5,300	201,347
Selective Insurance Group, Inc.	18,900	448,875
State Auto Financial Corp.	1,400	36,876
Stewart Information Services Corp.	5,600	92,960
Tower Group, Inc.	6,900	145,107
United Fire & Casualty Co.	8,900	206,213
W.R. Berkley Corp.	1,200	31,524
Willis Group Holdings, Ltd.	2,902	76,149
Zenith National Insurance Corp.	200	6,572
		2,201,496

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	5,100	$155,958
NutriSystem, Inc.§	9,600	135,840
School Specialty, Inc.*	5,400	113,400
Stamps.com, Inc.*	4,900	47,824
		453,022
Internet Software & Services (1.3%)
Allscripts Heathcare Solutions, Inc.	1,200	7,800
InfoSpace, Inc.	10,800	92,556
j2 Global Communications, Inc.*	14,000	225,680
Perficient, Inc.*	7,100	38,979
Sohu.com, Inc.*	18,700	1,027,378
United Online, Inc.	2,000	14,800
		1,407,193
IT Consulting & Services (1.0%)
Agilysys, Inc.	4,900	19,698
CACI International, Inc. Class A*	9,300	382,974
CIBER, Inc.*	19,900	107,460
ManTech International Corp. Class A*	500	26,970
Phase Forward, Inc.*	1,800	25,686
SI International, Inc.*	4,100	118,080
Sykes Enterprises, Inc.*	10,200	162,792
SYNNEX Corp.*	100	1,543
Tyler Technologies, Inc.*	19,100	259,569
		1,104,772
Leisure Equipment & Products (0.9%)
Arctic Cat, Inc.	3,800	28,804
JAKKS Pacific, Inc.*	10,200	228,174
MarineMax, Inc.*	5,800	13,456
Nautilus, Inc.*	4,900	11,956
Polaris Industries, Inc.§	13,600	457,912
RC2 Corp.*	13,000	165,100
Smith & Wesson Holding Corp.*	1,800	4,140
Sturm, Ruger & Company, Inc.*	6,500	46,475
		956,017
Machinery (4.1%)
AGCO Corp.*	21,800	687,136
Albany International Corp. Class A	1,400	20,384
Applied Industrial Technologies, Inc.	23,600	476,484
Briggs & Stratton Corp.	11,300	178,088
CLARCOR, Inc.	7,900	279,581
Dionex Corp.*	7,700	414,491
EnPro Industries, Inc.*	6,800	151,028
Esterline Technologies Corp.*	3,600	129,780
Gardner Denver, Inc.*	27,900	714,798
John Bean Technologies Corp.	5,900	49,442

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Machinery
Kaydon Corp.	11,900	$397,579
Lindsay Corp.	3,600	171,288
MFRI, Inc.*	600	4,242
Mueller Industries, Inc.	8,000	182,960
Robbins & Myers, Inc.	14,800	301,920
RSC Holdings, Inc.*	4,100	30,094
Taylor Devices, Inc.*	2,600	8,762
Valmont Industries, Inc.	500	27,390
Wabash National Corp.	7,000	42,280
Watts Water Technologies, Inc. Class A	2,600	68,718
		4,336,445
Marine (1.2%)
Hornbeck Offshore Services, Inc.*	6,200	147,560
Kirby Corp.*	34,200	1,173,744
		1,321,304
Media (0.2%)
4Kids Entertainment, Inc.*	2,500	13,225
AH Belo Corp. Class A	4,000	13,240
Interactive Data Corp.	6,100	143,838
InVentiv Health, Inc.*	1,900	17,993
Meredith Corp.	1,000	19,370
R.H. Donnelley Corp.*	2,400	2,040
Radio One, Inc. Class D*	26,700	2,133
Sonic Solutions*	8,200	16,728
The E.W. Scripps Co. Class A	6,233	28,984
		257,551
Metals & Mining (0.5%)
A.M. Castle & Co.	5,400	65,718
Brush Engineered Materials, Inc.*	6,700	82,209
Century Aluminum Co.*	4,200	52,794
Cliffs Natural Resources, Inc.	200	5,398
Gibraltar Industries, Inc.	9,700	128,525
Hecla Mining Co.*	2,100	5,229
Olympic Steel, Inc.	2,700	61,722
Stillwater Mining Co.*	600	2,376
Worthington Industries, Inc.	14,100	170,187
		574,158
Multi-Utilities (0.1%)
Avista Corp.	5,100	101,286
Multiline Retail (0.4%)
Dillard's, Inc. Class A	600	3,198
Fred's, Inc. Class A	29,600	362,600
Stein Mart, Inc.	5,100	10,965
Tuesday Morning Corp.*	6,100	13,664
		390,427

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (1.1%)
BPZ Resources, Inc.*§	6,800	$67,320
Continental Resources, Inc.*	3,100	100,409
Petroleum Development Corp.*	7,200	149,112
PetroQuest Energy, Inc.*	17,700	176,115
Pioneer Drilling Co.*	15,100	116,874
St. Mary Land & Exploration Co.	800	19,912
Stone Energy Corp.*	16,000	485,440
Swift Energy Co.*	200	6,416
		1,121,598
Personal Products (0.6%)
Chattem, Inc.*	8,000	605,360
Mannatech, Inc.	4,900	19,649
		625,009
Pharmaceuticals (0.7%)
Alpharma, Inc. Class A*	2,000	62,620
InterMune, Inc.*	700	10,311
King Pharmaceuticals, Inc.*	28,800	253,152
MannKind Corp.*	1,600	6,016
Medicis Pharmaceutical Corp. Class A	2,000	28,540
MWI Veterinary Supply, Inc.*	1,100	38,093
Par Pharmaceutical Cos., Inc.*	6,300	63,000
PharMerica Corp.*	1,300	26,689
Salix Pharmaceuticals, Ltd.*	15,700	144,440
Sepracor, Inc.*	5,400	71,928
Synutra International, Inc.*	400	5,600
		710,389
Real Estate (5.6%)
Acadia Realty Trust	7,100	128,297
BioMed Realty Trust, Inc.	18,600	261,330
Cedar Shopping Centers, Inc.	10,000	95,600
Colonial Properties Trust	18,100	190,774
DiamondRock Hospitality Co.	20,600	106,708
EastGroup Properties, Inc.	5,600	187,488
Entertainment Properties Trust	10,300	385,735
Extra Space Storage, Inc.	18,600	214,086
Forestar Real Estate Group, Inc.*	7,700	67,375
Home Properties, Inc.	10,600	429,194
Inland Real Estate Corp.	13,100	150,126
Kilroy Realty Corp.	7,300	234,695
Kite Realty Group Trust	7,300	44,384
LaSalle Hotel Properties	23,300	328,064
Lexington Realty Trust	14,500	116,435
LTC Properties, Inc.	12,900	311,793
Medical Properties Trust, Inc.	21,500	158,670
Mid-America Apartment Communities, Inc.	6,300	222,012
National Retail Properties, Inc.	24,500	436,835

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Real Estate
Parkway Properties, Inc.	3,400	$58,650
Pennsylvania Real Estate Investment Trust	22,400	283,360
Post Properties, Inc.	9,900	220,968
PS Business Parks, Inc.	3,400	153,918
Senior Housing Properties Trust	37,400	716,958
Sovran Self Storage, Inc.	4,900	159,005
Tanger Factory Outlet Centers, Inc.	6,800	245,956
Urstadt Biddle Properties, Class A	4,700	76,986
		5,985,402
Road & Rail (1.5%)
AMERCO*	100	4,526
Arkansas Best Corp.	14,800	432,012
Forward Air Corp.	4,400	115,148
Heartland Express, Inc.	45,400	696,436
Knight Transportation, Inc.	19,100	303,690
Landstar System, Inc.	700	27,013
Old Dominion Freight Line, Inc.*	1,900	57,646
Werner Enterprises, Inc.	200	3,924
		1,640,395
Semiconductor Equipment & Products (3.3%)
Actel Corp.*	7,900	95,511
Adaptec, Inc.*	26,800	86,028
Advanced Energy Industries, Inc.*	10,400	110,968
ATMI, Inc.*	2,000	24,320
Axcelis Technologies, Inc.*	32,000	14,080
Brooks Automation, Inc.*	3,100	21,235
Cabot Microelectronics Corp.*	10,900	313,157
Cohu, Inc.	7,200	101,808
Cymer, Inc.*	13,900	340,133
Diodes, Inc.*	2,000	19,760
Kulicke & Soffa Industries, Inc.*	11,800	34,692
Micrel, Inc.	16,000	117,600
MKS Instruments, Inc.*	30,800	571,340
ON Semiconductor Corp.*	26,200	133,882
Pericom Semiconductor Corp.*	7,900	61,620
Photronics, Inc.*	9,500	6,555
QLogic Corp.*	14,700	176,694
Rudolph Technologies, Inc.*	7,100	23,785
Skyworks Solutions, Inc.*	101,900	726,547
Standard Microsystems Corp.*	7,100	127,871
Supertex, Inc.*	3,700	89,244
Teradyne, Inc.*	14,800	75,480
TriQuint Semiconductor, Inc.*	31,900	142,912
Ultratech, Inc.*	7,300	110,084
Varian Semiconductor Equipment Associates, Inc.*	49	961
		3,526,267

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Software (2.8%)
ANSYS, Inc.*	2,916	$83,485
Blackbaud, Inc.	1,700	25,840
Captaris, Inc.*	8,200	39,032
Cognex Corp.	4,200	67,284
Concur Technologies, Inc.*	1,000	25,230
Eclipsys Corp.*	1,000	14,850
Epicor Software Corp.*	18,600	131,130
EPIQ Systems, Inc.*	9,400	127,746
FARO Technologies, Inc.*	5,000	75,850
Gerber Scientific, Inc.*	5,300	25,334
Informatica Corp.*	26,400	370,920
JDA Software Group, Inc.*	8,500	121,380
Manhattan Associates, Inc.*	7,700	129,437
MICROS Systems, Inc.*	27,700	471,731
Phoenix Technologies, Ltd.*	9,400	41,548
Progress Software Corp.*	4,800	110,112
Quality Systems, Inc.	5,400	207,846
Radiant Systems, Inc.*	8,500	44,795
RadiSys Corp.*	7,000	44,590
Secure Computing Corp.*	20,100	113,766
Smith Micro Software, Inc.*	9,300	58,125
SPSS, Inc.*	6,000	140,160
Take-Two Interactive Software, Inc.*	30,400	360,544
THQ, Inc.*	4,200	31,290
TradeStation Group, Inc.*	8,800	68,904
VeriFone Holdings, Inc.*	900	10,224
		2,941,153
Specialty Retail (13.1%)
Aaron Rents, Inc.	26,700	661,893
Barnes & Noble, Inc.	2,100	39,648
Big 5 Sporting Goods Corp.	6,900	43,332
Building Materials Holding Corp.	9,400	2,256
Cabela's, Inc.*	7,600	60,420
Cato Corp. Class A	16,800	260,736
Charlotte Russe Holding, Inc.*	6,500	54,925
Christopher & Banks Corp.	8,200	42,804
Genesco, Inc.*	29,700	736,857
Haverty Furniture Companies, Inc.	10,500	103,320
Hibbett Sports, Inc.*	18,200	324,142
Hot Topic, Inc.*	29,700	192,456
Jo-Ann Stores, Inc.*	26,600	509,656
Jos. A. Bank Clothiers, Inc.*	5,300	134,991
Lawson Products, Inc.	1,300	38,740
Lithia Motors, Inc. Class A§	5,100	20,910
Men's Wearhouse, Inc.	11,500	175,835
OfficeMax, Inc.	15,500	124,775
RadioShack Corp.	142,000	1,797,720
Select Comfort Corp.*	14,100	6,768

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Sonic Automotive, Inc. Class A	3,500	$17,955
Stage Stores, Inc.	12,000	92,520
The Buckle, Inc.	57,150	1,505,331
The Children's Place Retail Stores, Inc.*	84,400	2,821,492
The Dress Barn, Inc.*	44,400	424,464
The Finish Line, Inc. Class A	52,529	502,703
The Gymboree Corp.*	33,900	876,654
The Pep Boys-Manny, Moe & Jack	9,300	44,826
The Talbots, Inc.	900	8,829
Tractor Supply Co.*	48,000	1,994,880
Zale Corp.*	14,100	240,546
Zumiez, Inc.*	5,100	49,776
		13,912,160
Textiles & Apparel (1.1%)
Brown Shoe Co., Inc.	15,700	165,478
Crocs, Inc.*	26,800	67,268
Deckers Outdoor Corp.*	2,100	178,206
K-Swiss, Inc. Class A	800	12,104
Maidenform Brands, Inc.*	5,900	64,782
Movado Group, Inc.	11,700	177,957
Oxford Industries, Inc.	2,500	33,675
Perry Ellis International, Inc.*	3,600	35,244
Phillips-Van Heusen Corp.	3,000	73,530
Quiksilver, Inc.*	38,600	99,974
Skechers U.S.A., Inc. Class A*	1,500	20,370
True Religion Apparel, Inc.*	4,500	75,375
UniFirst Corp.	4,800	156,624
Volcom, Inc.*	600	7,758
Wolverine World Wide, Inc.	1,400	32,900
		1,201,245
Tobacco (0.1%)
Alliance One International, Inc.*	20,200	67,468
Schweitzer-Mauduit International, Inc.	4,900	81,928
		149,396
Water Utilities (0.2%)
American States Water Co.	5,900	201,839
Wireless Telecommunication Services (0.0%)
EMS Technologies, Inc.*	1,700	35,530
GoAmerica, Inc.*	900	4,617
		40,147
TOTAL COMMON STOCKS (Cost $130,923,555)		105,798,002

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
SHORT-TERM INVESTMENTS (1.2%)
State Street Navigator Prime Portfolio§§	1,056,605	$1,056,605
	Par (000)
SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$170	170,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,226,605)		1,226,605
TOTAL INVESTMENTS AT VALUE (100.7%) (Cost $132,150,160)		107,024,607
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(747,996)
NET ASSETS (100.0%)		$106,276,611

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
October 31, 2008

	Large Cap Value Fund	Small Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $728,977 and $1,056,605 respectively (Cost $191,868,045 and $132,150,160 respectively) (Note 2)	$156,741,084[1]	$107,024,607[2]
Cash	328	368,209
Receivable for investments sold	7,195,566	2,729,886
Dividend and interest receivable	245,636	65,959
Receivable for fund shares sold	42,258	32,001
Prepaid expenses and other assets	60,857	67,289
Total Assets	164,285,729	110,287,951
Liabilities
Advisory fee payable (Note 3)	66,937	63,630
Administrative services fee payable (Note 3)	39,252	38,183
Shareholder servicing/Distribution fee payable (Note 3)	36,386	29,396
Payable for investments purchased	6,702,407	2,644,814
Payable upon return of securities loaned (Note 2)	728,977	1,056,605
Payable for fund shares redeemed	36,661	31,680
Trustees' fee payable	5,650	5,650
Other accrued expenses payable	132,762	141,382
Total Liabilities	7,749,032	4,011,340
Net Assets
Capital stock, $.001 par value (Note 6)	15,737	11,700
Paid-in capital (Note 6)	216,455,321	149,572,526
Undistributed net investment income	415,377	12,077
Accumulated net realized loss on investments and foreign currency transactions	(25,222,777)	(18,194,139)
Net unrealized depreciation from investments	(35,126,961)	(25,125,553)
Net Assets	$156,536,697	$106,276,611
Common Shares
Net assets	$299,579	$16,564,645
Shares outstanding	30,308	1,798,271
Net asset value, offering price, and redemption price per share	$9.88	$9.21
Advisor Shares
Net assets	$2,097,092	NA
Shares outstanding	209,597	NA
Net asset value, offering price, and redemption price per share	$10.01	$NA

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
October 31, 2008

	Large Cap Value Fund	Small Cap Core Fund
A Shares
Net assets	$150,304,335	$79,413,788
Shares outstanding	15,101,901	8,522,407
Net asset value and redemption price per share	$9.95	$9.32
Maximum offering price per share (net asset value/(1-5.75%))	$10.56	$9.89
B Shares
Net assets	$2,863,945	$3,980,574
Shares outstanding	294,231	529,983
Net asset value and offering price per share	$9.73	$7.51
C Shares
Net assets	$971,746	$6,317,604
Shares outstanding	100,706	849,252
Net asset value and offering price per share	$9.65	$7.44

1  Including $707,120 of securities on loan.

2  Including $1,026,756 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Year Ended October 31, 2008

	Large Cap Value Fund	Small Cap Core Fund
Investment Income (Note 2)
Dividends	$6,132,838	$2,166,326
Interest	30,571	15,839
Securities lending	218,693	483,627
Foreign taxes withheld	(452)	(1,527)
Total investment income	6,381,650	2,664,265
Expenses
Investment advisory fees (Note 3)	1,143,857	1,184,391
Administrative services fees (Note 3)	304,839	253,114
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	76,985
Advisor Class	17,801	—
Class A	543,506	304,230
Class B	55,938	62,128
Class C	15,766	101,954
Transfer agent fees (Note 3)	334,943	340,613
Custodian fees	58,602	71,557
Registration fees	52,478	68,350
Printing fees (Note 3)	67,705	34,449
Audit and tax fees	39,991	34,339
Legal fees	29,206	16,435
Trustees' fees	12,620	12,620
Interest expense (Note 4)	—	23,711
Insurance expense	7,086	5,533
Commitment fees (Note 4)	2,650	1,954
Miscellaneous expense	18,529	24,700
Total expenses	2,705,517	2,617,063
Net investment income	3,676,133	47,202
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(24,676,553)	(16,280,781)
Net realized gain from foreign currency transactions	9	—
Net change in unrealized appreciation (depreciation) from investments	(75,539,918)	(51,051,123)
Net realized and unrealized loss from investments and foreign currency related items	(100,216,462)	(67,331,904)
Net decrease in net assets resulting from operations	$(96,540,329)	$(67,284,702)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Value Fund		Small Cap Core Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income (loss)	$3,676,133	$3,402,070	$47,202	$(1,282,761)
Net realized gain (loss) from investments, futures contracts and foreign currency transactions	(24,676,544)	47,875,606	(16,280,781)	82,850,616
Net change in unrealized appreciation (depreciation) from investments	(75,539,918)	(20,353,000)	(51,051,123)	(54,277,099)
Net increase (decrease) in net assets resulting from operations	(96,540,329)	30,924,676	(67,284,702)	27,290,756
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(8,192)	(8,128)	—	(443,533)
Advisor Class shares	(48,163)	(47,395)	—	—
Class A shares	(3,573,660)	(3,148,980)	—	(1,047,496)
Class B shares	(46,838)	(35,780)	—	(7,318)
Class C shares	(13,426)	(7,596)	—	(9,246)
Distributions from net realized gains
Common Class shares	(93,955)	(121,952)	(18,726,350)	(10,787,263)
Advisor Class shares	(809,768)	(1,189,286)	—	—
Class A shares	(45,714,836)	(59,880,116)	(55,796,349)	(36,102,988)
Class B shares	(1,401,314)	(2,873,710)	(3,314,155)	(2,083,903)
Class C shares	(349,709)	(536,230)	(5,876,025)	(2,781,596)
Net decrease in net assets resulting from dividends and distributions	(52,059,861)	(67,849,173)	(83,712,879)	(53,263,343)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	8,518,621	21,394,602	14,272,135	28,165,427
Reinvestment of dividends and distributions	47,881,522	62,317,135	78,197,395	48,478,465
Net asset value of shares redeemed	(48,760,638)	(79,174,493)	(86,150,438)[1]	(161,740,661)
Net increase (decrease) in net assets from capital share transactions	7,639,505	4,537,244	6,319,092	(85,096,769)
Net decrease in net assets	(140,960,685)	(32,387,253)	(144,678,489)	(111,069,356)
Net Assets
Beginning of year	297,497,382	329,884,635	250,955,100	362,024,456
End of year	$156,536,697	$297,497,382	$106,276,611	$250,955,100
Undistributed net investment income	$415,377	$429,852	$12,077	$—

1  Net of $9,830 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.17	$21.93	$20.97	$19.98	$18.61
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.26	0.28	0.24	0.23
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(6.09)	1.68	3.42	2.32	1.87
Total from investment operations	(5.83)	1.94	3.70	2.56	2.10
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.25)	(0.26)	(0.25)	(0.23)
Distributions from net realized gains	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(3.46)	(4.70)	(2.74)	(1.57)	(0.73)
Net asset value, end of year	$9.88	$19.17	$21.93	$20.97	$19.98
Total return[2]	(36.29)%	10.59%	19.44%	13.34%	11.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$300	$570	$600	$591	$664
Ratio of expenses to average net assets	0.90%	0.82%	0.89%	0.91%	0.95%
Ratio of net investment income to average net assets	1.89%	1.37%	1.37%	1.15%	1.16%
Portfolio turnover rate	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.33	$22.08	$21.10	$20.09	$18.71
INVESTMENT OPERATIONS
Net investment income[1]	0.19	0.17	0.18	0.14	0.13
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(6.12)	1.69	3.44	2.34	1.88
Total from investment operations	(5.93)	1.86	3.62	2.48	2.01
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.16)	(0.16)	(0.15)	(0.13)
Distributions from net realized gains	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(3.39)	(4.61)	(2.64)	(1.47)	(0.63)
Net asset value, end of year	$10.01	$19.33	$22.08	$21.10	$20.09
Total return[2]	(36.45)%	10.01%	18.84%	12.81%	10.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,097	$5,234	$5,806	$8,368	$12,228
Ratio of expenses to average net assets	1.41%	1.32%	1.39%	1.41%	1.45%
Ratio of net investment income to average net assets	1.38%	0.87%	0.87%	0.65%	0.66%
Portfolio turnover rate	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.28	$22.03	$21.05	$20.05	$18.68
INVESTMENT OPERATIONS
Net investment income[1]	0.23	0.22	0.22	0.19	0.18
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(6.14)	1.69	3.45	2.33	1.87
Total from investment operations	(5.91)	1.91	3.67	2.52	2.05
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.21)	(0.21)	(0.20)	(0.18)
Distributions from net realized gains	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(3.42)	(4.66)	(2.69)	(1.52)	(0.68)
Net asset value, end of year	$9.95	$19.28	$22.03	$21.05	$20.05
Total return[2]	(36.46)%	10.32%	19.18%	13.06%	11.19%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$150,304	$280,329	$305,866	$300,777	$302,823
Ratio of expenses to average net assets	1.16%	1.07%	1.14%	1.16%	1.20%
Ratio of net investment income to average net assets	1.63%	1.12%	1.12%	0.91%	0.91%
Portfolio turnover rate	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$18.92	$21.70	$20.78	$19.81	$18.46
INVESTMENT OPERATIONS
Net investment income[1]	0.12	0.07	0.07	0.04	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(6.00)	1.66	3.39	2.30	1.85
Total from investment operations	(5.88)	1.73	3.46	2.34	1.88
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.06)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(3.31)	(4.51)	(2.54)	(1.37)	(0.53)
Net asset value, end of year	$9.73	$18.92	$21.70	$20.78	$19.81
Total return[2]	(36.93)%	9.49%	18.25%	12.23%	10.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,864	$9,224	$14,994	$20,057	$25,118
Ratio of expenses to average net assets	1.91%	1.82%	1.89%	1.91%	1.95%
Ratio of net investment income to average net assets	0.89%	0.39%	0.37%	0.15%	0.16%
Portfolio turnover rate	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$18.79	$21.58	$20.68	$19.72	$18.38
INVESTMENT OPERATIONS
Net investment income[1]	0.12	0.07	0.07	0.03	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(5.95)	1.65	3.37	2.30	1.84
Total from investment operations	(5.83)	1.72	3.44	2.33	1.87
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.06)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(3.31)	(4.51)	(2.54)	(1.37)	(0.53)
Net asset value, end of year	$9.65	$18.79	$21.58	$20.68	$19.72
Total return[2]	(36.91)%	9.50%	18.25%	12.23%	10.39%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$972	$2,140	$2,618	$3,638	$3,736
Ratio of expenses to average net assets	1.91%	1.82%	1.89%	1.91%	1.95%
Ratio of net investment income to average net assets	0.89%	0.39%	0.37%	0.15%	0.16%
Portfolio turnover rate	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$22.41	$24.33	$23.84	$22.66	$20.02
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.08)	0.11	(0.03)	(0.05)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(5.55)	2.16	2.85	3.39	3.75
Total from investment operations	(5.54)	2.08	2.96	3.36	3.70
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.14)	—	—	—
Distributions from net realized gains	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(7.66)	(4.00)	(2.47)	(2.18)	(1.06)
Net asset value, end of year	$9.21	$22.41	$24.33	$23.84	$22.66
Total return[3]	(34.47)%	9.58%	13.23%	15.56%	19.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$16,565	$57,452	$70,525	$74,013	$50,068
Ratio of expenses to average net assets	1.47%	1.34%	1.37%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets	0.09%	(0.39)%	0.47%	(0.16)%	(0.22)%
Portfolio turnover rate	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$22.57	$24.44	$23.94	$22.75	$20.10
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.08)	0.12	(0.04)	(0.05)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(5.60)	2.18	2.85	3.42	3.76
Total from investment operations	(5.59)	2.10	2.97	3.38	3.71
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.11)	—	—	—
Distributions from net realized gains	(7.66)	(3.86)	(2.47)	(2.19)	(1.06)
Total dividends and distributions	(7.66)	(3.97)	(2.47)	(2.19)	(1.06)
Net asset value, end of year	$9.32	$22.57	$24.44	$23.94	$22.75
Total return[3]	(34.44)%	9.61%	13.22%	15.54%	19.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$79,414	$169,076	$263,006	$227,166	$198,773
Ratio of expenses to average net assets	1.47%	1.35%	1.37%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets	0.10%	(0.38)%	0.47%	(0.16)%	(0.22)%
Portfolio turnover rate	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.91	$22.07	$21.99	$21.20	$18.93
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.22)	(0.06)	(0.20)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(4.67)	1.93	2.61	3.17	3.53
Total from investment operations	(4.74)	1.71	2.55	2.97	3.33
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(7.66)	(3.87)	(2.47)	(2.18)	(1.06)
Net asset value, end of year	$7.51	$19.91	$22.07	$21.99	$21.20
Total return[2]	(34.96)%	8.74%	12.41%	14.72%	18.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,981	$9,122	$12,465	$18,133	$20,425
Ratio of expenses to average net assets	2.23%	2.10%	2.12%	2.13%	2.17%
Ratio of net investment loss to average net assets	(0.65)%	(1.13)%	(0.28)%	(0.91)%	(0.97)%
Portfolio turnover rate	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.80	$21.97	$21.91	$21.13	$18.87
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.22)	(0.06)	(0.20)	(0.19)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(4.63)	1.92	2.59	3.16	3.51
Total from investment operations	(4.70)	1.70	2.53	2.96	3.32
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(7.66)	(3.87)	(2.47)	(2.18)	(1.06)
Net asset value, end of year	$7.44	$19.80	$21.97	$21.91	$21.13
Total return[3]	(34.95)%	8.74%	12.36%	14.72%	18.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$6,318	$15,305	$16,028	$16,079	$11,613
Ratio of expenses to average net assets	2.23%	2.10%	2.12%	2.13%	2.17%
Ratio of net investment loss to average net assets	(0.66)%	(1.14)%	(0.28)%	(0.91)%	(0.97)%
Portfolio turnover rate	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
October 31, 2008

Note 1. Organization

The Credit Suisse Capital Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and currently offers three managed investment funds, two of which, the Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Core Fund ("Small Cap Core"), (each a "Fund" and collectively, the "Funds") are contained in this report. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified. Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income and Small Cap Core seeks a high level of growth of capital.

Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. The Small Cap Core's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Core. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Funds have reviewed their current tax positions and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2008, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Value and Small Cap Core's securities lending arrangements were $995,569 and $1,505,729, respectively, of which $721,424 and $901,749, respectively, were rebated to borrowers (brokers). The Funds retained $218,693 and $483,627 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $55,452 and $120,353, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Value at an annual rate of 0.50% and for Small Cap Core, the lower of 0.70% or the following tiered fee:

Fund	Annual Rate
Small Cap Core	0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

For the year ended October 31, 2008, investment advisory fees earned for each Fund were as follows:

Fund	Investment Advisory Fee
Large Cap Value	$1,143,857
Small Cap Core	1,184,391

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Value	$205,895
Small Cap Core	152,279

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Administrative Services Fee
Large Cap Value	$98,944
Small Cap Core	100,835

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Core and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class' average daily net assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets of such classes.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the year ended October 31,

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

2008, the Small Cap Core Fund reimbursed Credit Suisse $45,575, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Value	$2,621
Small Cap Core	2,323

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Value	$47,927
Small Cap Core	32,863

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, the Funds had no borrowings under the Credit Facility. During the year ended October 31, 2008, Small Cap Core had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$5,866,333	3.731%	$14,176,000

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Value	$409,788,113	$447,053,588
Small Cap Core	333,813,721	408,255,710

Note 6. Capital Share Transactions

Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

	Large Cap Value
	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	6,448	$96,151	7,115	$128,023
Shares redeemed	(5,892)	(82,348)	(4,740)	(88,143)
Net increase	556	$13,803	2,375	$39,880
	Advisor Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	26,713	$362,974	50,447	$970,179
Shares issued in reinvestment of dividends and distributions	56,720	857,931	68,259	1,236,684
Shares redeemed	(144,547)	(2,051,759)	(110,959)	(2,099,396)
Net increase (decrease)	(61,114)	$(830,854)	7,747	$107,467

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	553,808	$7,721,476	1,006,054	$19,218,085
Shares issued in reinvestment of dividends and distributions	3,026,522	45,501,396	3,227,878	58,342,735
Shares redeemed	(3,019,504)	(42,030,850)	(3,578,078)	(69,028,836)
Net increase	560,826	$11,192,022	655,854	$8,531,984
	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	25,130	$363,183	40,106	$734,562
Shares issued in reinvestment of dividends and distributions	77,347	1,142,704	121,867	2,156,976
Shares redeemed	(295,714)	(4,099,155)	(365,331)	(6,899,682)
Net decrease	(193,237)	$(2,593,268)	(203,358)	$(4,008,144)
	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	5,010	$70,988	24,990	$471,776
Shares issued in reinvestment of dividends and distributions	19,369	283,340	25,751	452,717
Shares redeemed	(37,555)	(496,526)	(58,179)	(1,058,436)
Net decrease	(13,176)	$(142,198)	(7,438)	$(133,943)
	Small Cap Core
	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	186,693	$2,333,411	190,146	$4,167,929
Shares issued in reinvestment of dividends and distributions	1,445,424	18,631,515	527,601	11,174,389
Shares redeemed	(2,397,574)	(30,848,910)	(1,052,896)	(23,121,659)
Net decrease	(765,457)	$(9,883,984)	(335,149)	$(7,779,341)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	790,044	$9,992,664	945,098	$20,834,263
Shares issued in reinvestment of dividends and distributions	3,984,893	51,963,012	1,599,148	34,047,203
Shares redeemed	(3,742,270)	(47,602,280)	(5,814,264)	(130,843,603)
Net increase (decrease)	1,032,667	$14,353,396	(3,270,018)	$(75,962,137)
	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	31,010	$326,117	17,794	$342,299
Shares issued in reinvestment of dividends and distributions	273,541	2,894,059	94,639	1,783,036
Shares redeemed	(232,783)	(2,491,904)	(218,952)	(4,281,909)
Net increase (decrease)	71,768	$728,272	(106,519)	$(2,156,574)
	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	156,343	$1,619,943	145,468	$2,820,936
Shares issued in reinvestment of dividends and distributions	449,314	4,708,809	78,687	1,473,837
Shares redeemed	(529,498)	(5,207,344)	(180,516)	(3,493,490)
Net increase	76,159	$1,121,408	43,639	$801,283

Small Cap Core imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Value
Common Class	4	76%
Advisor Class	2	97%
Class A	2	19%
Class B	1	10%
Class C	3	44%
Small Cap Core
Common Class	4	58%
Class A	2	11%
Class B	1	6%
Class C	1	8%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2008 and 2007, respectively, by the Funds were as follows:

	Ordinary Income		Long-Term Capital Gain
Fund	2008	2007	2008	2007
Large Cap Value	$26,789,138	$25,213,996	$25,270,723	$42,635,177
Small Cap Core	18,377,735	5,016,803	65,335,144	48,246,540

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales and real estate investment trusts and cumulative basis adjustments on Partnerships. At October 31, 2008, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Value	Small Cap Core
Undistributed net investment income	$411,642	$11,310
Accumulated realized loss	(20,145,203)	(16,128,148)
Unrealized depreciation	(40,200,800)	(27,190,777)
	$(59,934,361)	$(43,307,615)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

At October 31, 2008, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

Fund	Expires October 31, 2016
Large Cap Value	$20,145,203
Small Cap Core	16,128,148

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Large Cap Value	$196,941,881	$6,383,404	$(46,584,201)	$(40,200,797)
Small Cap Core	134,215,385	3,865,336	(31,056,114)	(27,190,778)

At October 31, 2008, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gain/(loss), partnership investments, real estate investment trusts and dividend redesignations. Net assets were not affected by these reclassifications:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investment
Large Cap Value	$(329)	$329
Small Cap Core	(35,125)	35,125

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2008

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Large Cap Value Fund and
Credit Suisse Small Cap Core Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Core Fund (hereafter referred to as the "Funds") at October 31, 2008, the results of each of their operations for the year then ended and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Funds
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2008, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 33.25% for the Large Cap Value Fund and 10.66% for the Small Cap Core Fund.

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Large Cap Value Fund and Small Cap Core Fund designate approximately $26,789,138 and $18,377,735, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended October 31, 2008, the Funds declared the following dividends that were designated as long-term capital gains dividends:

Fund Amount	Amount
Large Cap Value	$25,270,723
Small Cap Core	65,335,144

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$88,896	$76,200
Audit-Related Fees(1)	$10,020	$10,200
Tax Fees(2)	$7,770	$9,765
All Other Fees	—	—
Total	$106,686	$96,165

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($10,020 for 2007 and $10,200 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

2

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $17,790 and $19,965, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2009

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